UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

1.813046.108

LTB-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,181,762
Automobiles - 0.8%
Daimler Finance North America LLC:
1.3% 7/31/15 (d)	1,260,000	1,268,422
1.65% 4/10/15 (d)	620,000	628,253
1.95% 3/28/14 (d)	790,000	800,599
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	617,906
1.625% 3/22/15 (d)	1,180,000	1,197,241
2.375% 3/22/17 (d)	600,000	620,069
		5,132,490
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	553,935
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	326,000	369,336
5.15% 3/1/20	693,000	827,250
5.7% 5/15/18	42,000	51,022
COX Communications, Inc. 4.625% 6/1/13	674,000	687,750
Discovery Communications LLC:
3.7% 6/1/15	875,000	934,629
5.05% 6/1/20	322,000	377,857
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,395
5.15% 4/30/20	1,000,000	1,189,510
News America, Inc.:
5.3% 12/15/14	132,000	143,924
6.9% 3/1/19	750,000	948,613
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,180,115
6.2% 7/1/13	404,000	416,783
6.75% 7/1/18	1,141,000	1,428,287
Time Warner, Inc.:
3.15% 7/15/15	24,000	25,471
4.875% 3/15/20	731,000	852,934
5.875% 11/15/16	685,000	806,327
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 455,000	$ 493,377
6.125% 10/5/17	679,000	818,251
		11,621,831
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,144,204
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	494,000	522,763
Home Depot, Inc. 4.4% 4/1/21	610,000	720,889
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	874,847
		2,118,499
TOTAL CONSUMER DISCRETIONARY		21,752,721
CONSUMER STAPLES - 2.4%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	656,899
1.5% 7/14/14	551,000	559,369
5.375% 11/15/14	111,000	120,891
Beam, Inc. 1.875% 5/15/17	279,000	286,417
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	562,327
Fortune Brands, Inc.:
5.375% 1/15/16	466,000	523,587
6.375% 6/15/14	272,000	294,327
Heineken NV:
1.4% 10/1/17 (d)	321,000	321,626
2.75% 4/1/23 (d)	335,000	331,543
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,113,245
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	1,280,000	1,340,936
		6,111,167
Food & Staples Retailing - 0.4%
CVS Caremark Corp. 4.125% 5/15/21	620,000	703,027
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	855,302
Walgreen Co.:
1.8% 9/15/17	267,000	269,962
3.1% 9/15/22	386,000	392,323
		2,220,614
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)	$ 106,000	$ 127,678
General Mills, Inc. 5.2% 3/17/15	650,000	716,541
Kraft Foods Group, Inc. 2.25% 6/5/17 (d)	610,000	633,132
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	802,569
6.5% 8/11/17	140,000	171,982
6.75% 2/19/14	82,000	87,934
		2,539,836
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22	620,000	613,458
9.7% 11/10/18	454,000	640,540
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,175,415
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,321
3.25% 11/1/22	326,000	331,364
6.75% 6/15/17	513,000	626,488
		4,094,586
TOTAL CONSUMER STAPLES		14,966,203
ENERGY - 4.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	468,000	472,975
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	700,516
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	934,131
FMC Technologies, Inc.:
2% 10/1/17	80,000	80,890
3.45% 10/1/22	146,000	149,520
Halliburton Co. 6.15% 9/15/19	425,000	538,541
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	627,261
Noble Holding International Ltd. 2.5% 3/15/17	262,000	271,070
Weatherford International Ltd.:
4.95% 10/15/13	303,000	312,541
5.15% 3/15/13	1,469,000	1,484,967
		5,572,412
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 45,000	$ 52,186
6.375% 9/15/17	555,000	666,273
Apache Corp. 1.75% 4/15/17	172,000	177,357
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	658,870
Canadian Natural Resources Ltd. 5.15% 2/1/13	781,000	786,508
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	798,030
DCP Midstream Operating LP 2.5% 12/1/17	292,000	291,617
Duke Capital LLC 6.25% 2/15/13	151,000	152,594
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	226,757
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,440
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	664,847
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	535,909
Enterprise Products Operating LP:
1.25% 8/13/15	480,000	482,741
4.05% 2/15/22	610,000	674,750
5.6% 10/15/14	339,000	368,205
5.65% 4/1/13	105,000	106,544
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	23,686
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	934,180
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	920,645
Nexen, Inc. 5.2% 3/10/15	158,000	171,450
Petro-Canada 6.05% 5/15/18	326,000	397,771
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	647,445
5.75% 1/20/20	816,000	932,185
7.875% 3/15/19	647,000	811,216
Petroleos Mexicanos:
4.875% 1/24/22	700,000	791,000
6% 3/5/20	59,000	70,859
Phillips 66 2.95% 5/1/17 (d)	1,260,000	1,342,704
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	405,184
5.75% 1/15/20	962,000	1,169,678
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	473,000	484,825
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,000,000	1,002,344
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	900,497
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	33,609
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,154,251
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,322,096
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	$ 489,000	$ 513,905
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	459,045
Western Gas Partners LP 5.375% 6/1/21	600,000	688,170
XTO Energy, Inc.:
5% 1/31/15	264,000	290,160
5.65% 4/1/16	181,000	210,817
		22,345,350
TOTAL ENERGY		27,917,762
FINANCIALS - 21.4%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	416,204
BlackRock, Inc. 4.25% 5/24/21	650,000	739,206
Goldman Sachs Group, Inc.:
1.6% 11/23/15	650,000	651,426
3.3% 5/3/15	620,000	645,815
3.7% 8/1/15	712,000	751,589
5.25% 7/27/21	750,000	857,000
5.95% 1/18/18	1,693,000	1,958,940
6.15% 4/1/18	402,000	469,484
JPMorgan Chase & Co. 1.1% 10/15/15	620,000	619,580
Lazard Group LLC:
6.85% 6/15/17	669,000	772,439
7.125% 5/15/15	239,000	265,001
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,847
6.875% 4/25/18	726,000	873,082
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,372,045
4.75% 4/1/14	138,000	142,832
5.45% 1/9/17	200,000	220,298
5.625% 9/23/19	112,000	126,242
5.75% 1/25/21	647,000	738,666
5.95% 12/28/17	383,000	433,629
6% 4/28/15	130,000	141,649
7.3% 5/13/19	603,000	731,501
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,268,712
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,318,648
		15,560,835
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 7.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	$ 740,000	$ 749,465
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	620,000	636,159
Bank of America NA 5.3% 3/15/17	250,000	279,428
Bank of Montreal 2.5% 1/11/17	640,000	674,291
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,707,752
BB&T Corp.:
2.05% 4/28/14	750,000	764,509
3.95% 3/22/22	940,000	1,025,165
BNP Paribas 2.125% 12/21/12	380,000	380,272
Comerica, Inc. 3% 9/16/15	2,000	2,117
Commonwealth Bank of Australia:
1.95% 3/16/15	630,000	647,205
2.9% 9/17/14 (d)	3,000,000	3,129,930
Credit Suisse 6% 2/15/18	1,680,000	1,935,721
Danske Bank A/S 3.875% 4/14/16 (d)	910,000	957,351
Fifth Third Bancorp:
3.5% 3/15/22	700,000	741,450
3.625% 1/25/16	361,000	386,867
4.5% 6/1/18	63,000	69,704
8.25% 3/1/38	68,000	98,538
Fifth Third Bank 4.75% 2/1/15	308,000	330,824
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	7,000	7,018
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	746,384
HBOS PLC 6.75% 5/21/18 (d)	509,000	540,813
HSBC Holdings PLC:
4% 3/30/22	567,000	622,649
5.1% 4/5/21	610,000	724,280
Huntington Bancshares, Inc. 7% 12/15/20	180,000	219,307
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,312,227
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,086,361
KeyBank NA 5.8% 7/1/14	1,351,000	1,450,793
KeyCorp. 5.1% 3/24/21	622,000	729,013
Marshall & Ilsley Bank 5% 1/17/17	778,000	865,931
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	946,252
National Australia Bank Ltd. 2% 3/9/15	630,000	644,336
National Bank of Canada 1.5% 6/26/15	830,000	842,904
PNC Bank NA 2.7% 11/1/22	1,560,000	1,564,558
PNC Funding Corp. 3.625% 2/8/15	717,000	761,640
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Rabobank (Netherlands) NV:
1.85% 1/10/14	$ 1,720,000	$ 1,743,853
2.125% 10/13/15	278,000	286,749
3.95% 11/9/22	1,240,000	1,255,645
Regions Bank 7.5% 5/15/18	770,000	924,000
Regions Financial Corp.:
5.75% 6/15/15	4,000	4,320
7.75% 11/10/14	20,000	22,050
Royal Bank of Scotland Group PLC 2.55% 9/18/15	742,000	759,204
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	960,661
SunTrust Banks, Inc.:
3.5% 1/20/17	853,000	921,409
3.6% 4/15/16	525,000	561,854
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,294,650
Union Bank NA 2.125% 6/16/17	700,000	721,641
UnionBanCal Corp. 5.25% 12/16/13	115,000	119,802
Wachovia Corp. 5.625% 10/15/16	590,000	679,327
Wells Fargo & Co.:
1.25% 2/13/15	2,229,000	2,251,687
3.5% 3/8/22	700,000	753,555
3.676% 6/15/16	620,000	674,935
Westpac Banking Corp.:
1.125% 9/25/15	1,200,000	1,209,994
1.85% 12/9/13	687,000	696,762
2% 8/14/17	1,121,000	1,158,772
		45,582,084
Consumer Finance - 2.9%
American Express Credit Corp.:
0.875% 11/13/15	620,000	620,197
2.75% 9/15/15	1,561,000	1,642,504
2.8% 9/19/16	599,000	636,499
American Honda Finance Corp. 1.5% 9/11/17 (d)	620,000	622,902
Capital One Financial Corp.:
1% 11/6/15	620,000	617,620
2.125% 7/15/14	1,309,000	1,333,528
2.15% 3/23/15	620,000	633,972
3.15% 7/15/16	605,000	645,282
7.375% 5/23/14	232,000	253,658
Discover Financial Services:
3.85% 11/21/22 (d)	30,000	30,207
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22	$ 93,000	$ 104,405
6.45% 6/12/17	399,000	468,603
Ford Motor Credit Co. LLC:
2.75% 5/15/15	930,000	946,999
3% 6/12/17	1,000,000	1,018,748
4.25% 9/20/22	620,000	643,329
General Electric Capital Corp.:
1.6% 11/20/17	1,860,000	1,859,289
2.25% 11/9/15	886,000	915,949
2.9% 1/9/17	640,000	677,332
2.95% 5/9/16	255,000	269,870
3.35% 10/17/16	610,000	657,050
3.5% 6/29/15	1,263,000	1,342,344
6.375% 11/15/67 (f)	1,275,000	1,352,393
HSBC USA, Inc. 2.375% 2/13/15	511,000	526,127
Hyundai Capital America 2.125% 10/2/17 (d)	224,000	226,745
		18,045,552
Diversified Financial Services - 3.2%
ABB Finance (USA), Inc. 1.625% 5/8/17	238,000	241,541
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,254,373
4.5% 4/1/15	1,230,000	1,313,182
5.75% 12/1/17	1,150,000	1,329,648
5.875% 1/5/21	980,000	1,170,318
BP Capital Markets PLC:
2.248% 11/1/16	620,000	645,005
3.125% 10/1/15	60,000	63,860
3.2% 3/11/16	610,000	653,059
3.245% 5/6/22	620,000	651,304
Capital One Capital V 10.25% 8/15/39	140,000	140,700
Citigroup, Inc.:
3.953% 6/15/16	610,000	657,123
4.5% 1/14/22	1,190,000	1,337,769
4.75% 5/19/15	1,605,000	1,734,169
5.125% 5/5/14	150,000	158,288
6.125% 5/15/18	12,000	14,358
6.5% 8/19/13	1,750,000	1,819,274
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,322,713
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16	$ 600,000	$ 635,962
3.4% 6/24/15	2,482,000	2,617,321
4.5% 1/24/22	640,000	723,515
5.4% 1/6/42	266,000	321,646
TECO Finance, Inc.:
4% 3/15/16	171,000	183,722
5.15% 3/15/20	252,000	295,882
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	973,724
		20,258,456
Insurance - 2.3%
American International Group, Inc.:
3% 3/20/15	310,000	322,115
4.25% 9/15/14	970,000	1,024,515
4.875% 6/1/22	604,000	679,074
Aon Corp.:
3.5% 9/30/15	911,000	962,553
5% 9/30/20	600,000	692,281
Assurant, Inc. 5.625% 2/15/14	332,000	346,124
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,027
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	635,367
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	259,000	265,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	323,083
5.375% 3/15/17	18,000	20,480
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	599,000	650,012
6.5% 3/15/35 (d)	104,000	113,661
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	411,144
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	273,384
2.375% 2/6/14	876,000	894,296
4.125% 8/13/42	600,000	597,017
5% 6/15/15	175,000	193,291
Metropolitan Life Global Funding I 2.5% 9/29/15 (d)	750,000	783,852
Monumental Global Funding III 5.5% 4/22/13 (d)	382,000	389,179
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	48,000	62,881
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,218,000	1,238,589
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (d)	$ 221,000	$ 248,836
Prudential Financial, Inc.:
4.5% 11/15/20	700,000	783,380
5.15% 1/15/13	73,000	73,387
5.4% 6/13/35	68,000	74,530
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(f)	29,000	28,794
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	970,393
Unum Group:
5.625% 9/15/20	370,000	424,032
7.125% 9/30/16	704,000	832,648
		14,404,400
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	203,273
AvalonBay Communities, Inc. 4.95% 3/15/13	55,000	55,593
Boston Properties, Inc. 3.85% 2/1/23	580,000	616,041
BRE Properties, Inc. 5.5% 3/15/17	61,000	69,554
Camden Property Trust 5.375% 12/15/13	326,000	339,755
DDR Corp. 4.625% 7/15/22	200,000	217,560
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	320,883
7.5% 4/1/17	389,000	468,054
Duke Realty LP:
3.875% 10/15/22	461,000	470,603
4.625% 5/15/13	122,000	124,066
5.4% 8/15/14	498,000	530,649
6.25% 5/15/13	1,166,000	1,193,333
6.75% 3/15/20	35,000	42,335
8.25% 8/15/19	7,000	8,961
Equity One, Inc.:
3.75% 11/15/22	1,300,000	1,298,222
6% 9/15/17	509,000	586,062
6.25% 1/15/17	74,000	84,595
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	88,776
5.9% 4/1/20	5,000	5,959
6.2% 1/15/17	94,000	109,675
Health Care REIT, Inc. 2.25% 3/15/18	193,000	192,913
HRPT Properties Trust:
5.75% 11/1/15	211,000	225,001
6.25% 6/15/17	186,000	204,267
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 95,000	$ 107,192
UDR, Inc. 5.5% 4/1/14	1,107,000	1,167,732
Washington (REIT) 5.25% 1/15/14	30,000	31,184
		8,762,238
Real Estate Management & Development - 1.8%
AMB Property LP 5.9% 8/15/13	389,000	400,162
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,061,236
4.25% 7/15/22	277,000	291,966
6.125% 4/15/20	6,000	7,050
Brandywine Operating Partnership LP 5.7% 5/1/17	369,000	414,549
ERP Operating LP:
4.625% 12/15/21	470,000	529,882
4.75% 7/15/20	446,000	503,098
5.375% 8/1/16	240,000	272,424
5.75% 6/15/17	1,003,000	1,188,535
Liberty Property LP:
4.125% 6/15/22	301,000	317,854
4.75% 10/1/20	1,045,000	1,140,958
5.125% 3/2/15	170,000	183,651
5.5% 12/15/16	260,000	296,583
6.625% 10/1/17	582,000	700,436
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	439,850
4.5% 4/18/22	185,000	197,403
7.75% 8/15/19	64,000	80,034
Post Apartment Homes LP:
3.375% 12/1/22	120,000	121,182
6.3% 6/1/13	571,000	587,294
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	199,381
5.5% 1/15/14 (d)	144,000	148,502
5.7% 4/15/17 (d)	295,000	321,548
Regency Centers LP:
4.95% 4/15/14	92,000	96,514
5.25% 8/1/15	522,000	570,989
5.875% 6/15/17	160,000	186,273
Simon Property Group LP:
2.8% 1/30/17	142,000	150,862
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
4.2% 2/1/15	$ 234,000	$ 248,676
Tanger Properties LP:
6.125% 6/1/20	606,000	724,721
6.15% 11/15/15	115,000	130,974
		11,512,587
TOTAL FINANCIALS		134,126,152
HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	531,242
Celgene Corp. 2.45% 10/15/15	56,000	58,213
		589,455
Health Care Providers & Services - 1.0%
Aetna, Inc.:
1.5% 11/15/17	77,000	77,658
2.75% 11/15/22	310,000	311,157
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	308,811
6.3% 8/15/14	546,000	591,785
Express Scripts, Inc.:
3.125% 5/15/16	555,000	587,120
6.25% 6/15/14	299,000	323,217
McKesson Corp. 0.95% 12/4/15	120,000	120,269
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,157,125
UnitedHealth Group, Inc.:
1.4% 10/15/17	128,000	128,854
2.75% 2/15/23	105,000	106,504
3.875% 10/15/20	759,000	849,370
WellPoint, Inc.:
1.25% 9/10/15	180,000	181,597
1.875% 1/15/18	326,000	331,848
3.125% 5/15/22	620,000	630,624
4.35% 8/15/20	760,000	846,797
		6,552,736
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17 (d)	1,062,000	1,076,666
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22 (d)	$ 620,000	$ 632,566
Merck & Co., Inc. 5% 6/30/19	348,000	419,910
Novartis Capital Corp. 2.4% 9/21/22	500,000	503,418
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,055,355
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	210,000	213,865
3.25% 10/1/22	314,000	322,703
5% 8/15/14	66,000	70,516
		4,294,999
TOTAL HEALTH CARE		11,437,190
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	55,803
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	389,087	414,377
6.795% 2/2/20	19,578	20,532
6.9% 7/2/19	118,308	127,773
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	225,095	234,661
8.36% 1/20/19	186,197	203,886
		1,001,229
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	620,000	660,056
6% 10/15/17	442,000	539,591
General Electric Co. 2.7% 10/9/22	512,000	521,507
		1,721,154
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,300,000	1,328,443
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	650,924
TOTAL INDUSTRIALS		4,757,553
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.8%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	$ 630,000	$ 628,468
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	556,203
6.55% 10/1/17	356,000	426,326
		982,529
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,171,186
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,142,677
TOTAL INFORMATION TECHNOLOGY		4,924,860
MATERIALS - 0.9%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	594,000	646,430
4.25% 11/15/20	321,000	354,762
7.6% 5/15/14	80,000	87,674
		1,088,866
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	358,946
Metals & Mining - 0.7%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	1,000,000	1,007,154
9.375% 4/8/14 (d)	459,000	507,149
9.375% 4/8/19 (d)	630,000	820,421
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	630,000	683,235
Rio Tinto Finance USA PLC 1.625% 8/21/17	940,000	951,840
Vale Overseas Ltd. 6.25% 1/23/17	403,000	465,272
		4,435,071
TOTAL MATERIALS		5,882,883
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	398,509
AT&T, Inc. 2.5% 8/15/15	562,000	587,045
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc. 6.15% 9/15/19	$ 592,000	$ 653,340
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (d)	923,000	977,785
5.25% 7/22/13	370,000	380,640
France Telecom SA 2.125% 9/16/15	220,000	226,010
Qwest Corp. 3.6388% 6/15/13 (f)	1,080,000	1,092,230
SBC Communications, Inc. 5.1% 9/15/14	950,000	1,024,593
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,297,170
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	619,763
2% 11/1/16	1,279,000	1,329,964
3% 4/1/16	621,000	663,416
		9,250,465
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	646,000	674,826
3.125% 7/16/22	434,000	445,218
3.625% 3/30/15	600,000	638,956
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	717,267
4.75% 10/1/14	1,360,000	1,452,869
5.875% 10/1/19	34,000	40,390
Vodafone Group PLC:
4.15% 6/10/14	346,000	363,944
5% 12/16/13	398,000	415,938
		4,749,408
TOTAL TELECOMMUNICATION SERVICES		13,999,873
UTILITIES - 3.6%
Electric Utilities - 2.3%
Ameren Illinois Co. 6.125% 11/15/17	62,000	74,931
AmerenUE 6.4% 6/15/17	519,000	638,669
American Electric Power Co., Inc. 1.65% 12/15/17	257,000	257,643
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	747,439
Commonwealth Edison Co. 4% 8/1/20	600,000	677,230
Duke Capital LLC 5.668% 8/15/14	357,000	384,673
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	58,481
Edison International 3.75% 9/15/17	431,000	470,171
Exelon Corp. 4.9% 6/15/15	415,000	454,490
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 7.375% 11/15/31	$ 55,000	$ 72,048
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	172,349
6.05% 8/15/21	655,000	746,755
Hydro-Quebec 2% 6/30/16	2,500,000	2,610,070
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	487,257
3.75% 11/15/20	2,000	2,081
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,949,549
6.5% 8/1/18	273,000	343,233
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,050,293
Pacific Gas & Electric Co. 3.25% 9/15/21	95,000	102,009
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	135,338
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	472,806
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	744,892
Progress Energy, Inc. 4.4% 1/15/21	732,000	821,179
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	279,580
Tampa Electric Co.:
4.1% 6/15/42	108,000	115,639
5.4% 5/15/21	238,000	296,273
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	115,956
		14,281,034
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	210,593
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	231,000	242,057
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,551,017
PSEG Power LLC 2.75% 9/15/16	148,000	154,169
		1,947,243
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	800,254
Dominion Resources, Inc.:
2.6623% 9/30/66 (f)	651,000	611,601
7.5% 6/30/66 (f)	567,000	629,370
National Grid PLC 6.3% 8/1/16	248,000	288,663
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
3.85% 2/15/23	$ 700,000	$ 725,396
5.25% 9/15/17	402,000	462,861
5.4% 7/15/14	234,000	250,295
5.45% 9/15/20	43,000	51,025
6.4% 3/15/18	230,000	277,520
Sempra Energy:
2.3% 4/1/17	1,435,000	1,497,699
2.875% 10/1/22	256,000	257,500
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	490,320
		6,342,504
TOTAL UTILITIES		22,781,374
TOTAL NONCONVERTIBLE BONDS (Cost $242,375,920)		262,546,571
U.S. Government and Government Agency Obligations - 34.7%

U.S. Government Agency Obligations - 3.4%
Fannie Mae:
0.5% 7/2/15	3,554,000	3,566,151
0.5% 9/28/15	5,802,000	5,820,520
0.875% 12/20/17	1,142,000	1,148,323
1.625% 10/26/15	1,941,000	2,009,867
Freddie Mac:
0.75% 1/12/18	3,200,000	3,192,317
1% 9/29/17	4,607,000	4,674,387
1.75% 9/10/15	980,000	1,017,168
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,428,733
U.S. Treasury Obligations - 31.2%
U.S. Treasury Notes:
0.25% 9/15/15	5,000,000	4,990,625
0.75% 6/30/17	11,000,000	11,097,108
0.875% 11/30/16	16,269,000	16,538,447
0.875% 4/30/17	25,246,000	25,626,659
0.875% 7/31/19	22,403,000	22,264,729
1% 9/30/16	7,613,000	7,774,776
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 9/30/19	$ 4,212,000	$ 4,211,014
1% 11/30/19	27,791,000	27,715,011
1.25% 10/31/19	3,887,000	3,946,518
1.625% 8/15/22	20,350,000	20,437,444
1.75% 7/31/15	4,379,000	4,545,608
1.75% 5/15/22	13,033,000	13,285,514
1.875% 9/30/17	12,226,000	12,966,248
3% 9/30/16	9,517,000	10,440,444
3.125% 1/31/17 (e)	8,719,000	9,664,471
TOTAL U.S. TREASURY OBLIGATIONS		195,504,616
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	869,593
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $214,491,490)		217,802,942
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.1%
2.225% 10/1/33 (f)	46,814	49,277
2.26% 2/1/33 (f)	39,670	41,646
2.285% 12/1/34 (f)	38,132	40,121
2.285% 3/1/35 (f)	34,217	36,129
2.304% 10/1/33 (f)	20,096	21,228
2.315% 7/1/35 (f)	18,280	19,267
2.332% 3/1/35 (f)	23,711	25,337
2.367% 12/1/33 (f)	1,227,319	1,306,418
2.379% 7/1/35 (f)	134,534	143,309
2.425% 3/1/35 (f)	6,013	6,230
2.452% 10/1/35 (f)	38,357	40,111
2.524% 10/1/33 (f)	47,071	50,265
2.559% 6/1/36 (f)	33,413	35,828
2.581% 5/1/35 (f)	91,470	98,318
2.605% 7/1/34 (f)	23,065	24,502
2.729% 7/1/35 (f)	206,297	219,488
2.751% 11/1/36 (f)	256,350	275,656
2.86% 4/1/35 (f)	728,913	781,829
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.944% 7/1/37 (f)	$ 73,113	$ 78,620
3.188% 1/1/40 (f)	392,077	409,447
3.469% 3/1/40 (f)	291,664	304,716
3.5% 12/1/25	7,911,933	8,384,028
3.529% 12/1/39 (f)	116,370	121,829
3.604% 3/1/40 (f)	405,582	425,872
4% 8/1/18	410,869	439,025
4.5% 6/1/19 to 3/1/35	478,295	514,277
5.5% 11/1/34	2,397,038	2,642,391
6% 5/1/16 to 4/1/17	129,447	138,453
6.5% 12/1/13 to 8/1/36	1,448,109	1,638,298
7% 9/1/18 to 6/1/33	598,630	684,119
7.5% 8/1/17 to 3/1/28	186,078	216,852
8.5% 5/1/21 to 9/1/25	34,347	39,894
9.5% 2/1/25	1,885	2,027
10.5% 8/1/20	9,913	11,595
12.5% 12/1/13 to 4/1/15	3,036	3,253
TOTAL FANNIE MAE		19,269,655
Freddie Mac - 1.5%
2.373% 1/1/35 (f)	72,105	76,889
2.405% 4/1/35 (f)	374,557	398,981
3% 8/1/21	1,076,710	1,126,718
3.135% 3/1/33 (f)	5,810	6,192
3.454% 10/1/35 (f)	49,856	53,611
3.585% 4/1/40 (f)	273,278	287,757
3.597% 4/1/40 (f)	210,046	219,958
3.604% 2/1/40 (f)	503,684	527,199
4.5% 8/1/18	823,948	879,797
5% 3/1/19	1,359,014	1,460,841
5.5% 3/1/34 to 7/1/35	3,930,636	4,328,598
8.5% 9/1/24 to 8/1/27	44,006	52,672
11.5% 10/1/15	1,114	1,165
TOTAL FREDDIE MAC		9,420,378
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	142,486	164,797
7.5% 2/15/28 to 10/15/28	4,061	4,749
8% 6/15/24	151	176
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 10/15/21	$ 33,755	$ 39,083
11% 7/20/19 to 8/20/19	2,548	2,864
TOTAL GINNIE MAE		211,669
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $28,012,725)		28,901,702
Asset-Backed Securities - 8.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (f)	73,792	64,825
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (f)	51,033	48,502
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (f)	6,871	6,760
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (d)(f)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (d)	160,059	160,459
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,131,855
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	576,499
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,232
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,115,581
Series 2011-2 Class A3, 1.18% 4/15/15	477,269	479,048
Series 2011-3 Class A3, 0.97% 8/17/15	745,272	747,928
Series 2012-1 Class A2, 0.71% 9/15/14	579,612	580,531
Series 2012-SN1 Class A3, 0.57% 8/20/15	860,000	860,434
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	320,000	322,917
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,300,420
Series 2011-3 Class A2, 1.81% 5/15/16	1,240,000	1,259,666
Series 2011-5 Class A1, 0.858% 6/15/15 (f)	1,240,000	1,242,052
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,276,590
Series 2012-2 Class A, 0.708% 3/15/16 (f)	700,000	700,282
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,256,345
Series 2012-5 Class A, 1.54% 9/16/19	1,500,000	1,502,475
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	704,930	706,463
Series 2011-1 Class A3, 1.39% 9/8/15	411,471	413,127
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	915,643
Series 2011-3 Class A3, 1.17% 1/8/16	330,000	331,741
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2011-4 Class A/S, 0.92% 3/9/15	$ 435,411	$ 435,993
Series 2011-5 Class A2, 1.19% 8/8/15	177,377	177,920
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	383,129
Series 2012-5 Class A3, 0.92% 6/8/17	920,000	919,875
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (f)	8,500	7,459
Series 2004-R2 Class M3, 0.7575% 4/25/34 (f)	12,430	5,455
Series 2005-R2 Class M1, 0.6575% 4/25/35 (f)	176,341	169,525
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (f)	4,092	3,415
Series 2004-W11 Class M2, 0.9075% 11/25/34 (f)	63,962	54,517
Series 2004-W7 Class M1, 0.7575% 5/25/34 (f)	185,706	159,354
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (f)	146,977	45,131
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0325% 4/25/34 (f)	196,182	175,216
Series 2006-HE2 Class M1, 0.5775% 3/25/36 (f)	7,106	103
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(f)	842,000	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	95,697	96,052
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3325% 2/25/35 (f)	427,000	279,281
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.608% 9/15/17 (d)(f)	1,900,000	1,897,280
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	407,161
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (d)(f)	7,797	7,066
Class B, 0.9575% 7/20/39 (d)(f)	30,070	13,569
Class C, 1.3075% 7/20/39 (d)(f)	38,684	435
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (f)	205,465	95,682
Chase Issuance Trust Series 2011-A2 Class A2, 0.298% 5/15/15 (f)	2,300,000	2,301,378
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	712,662
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,072,521
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (f)	9,424	9,390
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4607% 3/25/32 (MGIC Investment Corp. Insured) (f)	$ 36,015	$ 33,719
Series 2004-3 Class M4, 1.6625% 4/25/34 (f)	18,137	8,365
Series 2004-4 Class M2, 1.0025% 6/25/34 (f)	50,135	30,109
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	1,410,000	1,421,479
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	780,000	785,026
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (f)	4,436	3,318
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (f)	33,155	21,221
Ford Credit Auto Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	401,766
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	326,444	331,921
Series 2010-B Class A4, 1.58% 9/15/15	1,360,000	1,376,540
Series 2011-B Class A4, 1.35% 12/15/16	510,000	518,030
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	640,000	644,884
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,348,367
Series 2012-4 Class A1, 0.74% 9/15/16	1,470,000	1,470,750
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (f)	81,136	27,745
Class M4, 1.2275% 1/25/35 (f)	41,438	5,257
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(f)	335,000	211,050
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	76,195	74,290
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (d)(f)	20,575	19,472
Series 2006-2A:
Class A, 0.388% 11/15/34 (d)(f)	194,116	168,022
Class B, 0.488% 11/15/34 (d)(f)	70,432	49,403
Class C, 0.588% 11/15/34 (d)(f)	116,241	67,524
Class D, 0.958% 11/15/34 (d)(f)	44,091	14,145
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,202,858
Series 2012-5 Class A, 0.97% 6/15/18	1,560,000	1,576,524
GSAMP Trust Series 2004-AR1 Class B4, 3.7712% 6/25/34 (d)(f)	54,683	20,276
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (d)(f)	159,841	157,443
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (f)	$ 45,247	$ 40,952
Series 2003-3 Class M1, 1.4975% 8/25/33 (f)	56,804	48,979
Series 2003-5 Class A2, 0.9075% 12/25/33 (f)	2,817	2,217
Honda Auto Receivables Owner Trust:
Series 2010-2 Class A4, 1.93% 8/18/16	1,670,000	1,686,685
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	335,980
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	835,410
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (f)	141,116	53,917
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	266,027
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (f)	25,000	428
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (f)	176,698	167,823
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (f)	41,324	37,593
Series 2006-A Class 2C, 1.5135% 3/27/42 (f)	392,000	18,943
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	1,327	1,328
Class C, 5.691% 10/20/28 (d)	663	663
Class D, 6.01% 10/20/28 (d)	7,131	7,123
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (f)	89,453	1,545
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3, 1.07% 8/15/14 (d)	670,000	672,786
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	731,899
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (f)	20,168	12,657
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (f)	61,301	44,358
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (f)	124,023	115,809
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (f)	293,312	248,826
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (f)	4,895	4,055
Series 2004-NC8 Class M6, 1.4575% 9/25/34 (f)	81,174	37,335
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (f)	45,571	37,213
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (f)	47,458	1,800
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (f)	300,000	33
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (f)	162,650	120,754
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	$ 910,000	$ 914,003
Series 2011-B Class A3, 0.92% 2/16/15	460,000	464,059
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	512,678
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (b)(d)(f)	64,000	0
Series 2006-1A Class A, 1.6075% 3/20/11 (b)(d)(f)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (f)	60,741	28,446
Class M4, 1.6575% 9/25/34 (f)	77,891	19,675
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (f)	126,217	84,794
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (f)	582	506
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	218,142	218,512
Series 2011-4 Class A2, 1.37% 3/16/15	328,514	329,739
Series 2012-1 Class A2, 1.25% 4/15/15	408,022	409,781
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	422,862
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	503,318
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (f)	138,462	127,512
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (d)(f)	41,672	41,358
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (f)	145,000	94,070
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (f)	6,872	2,194
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	53,637	54,720
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (f)	2,472	2,135
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (d)(f)	313,622	3,920
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	$ 646	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (d)(f)	203,978	168,282
TOTAL ASSET-BACKED SECURITIES (Cost $49,660,094)		50,615,745
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 1.1%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.511% 11/19/47 (d)(f)	317,070	317,971
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (d)(f)	771	771
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4655% 8/28/47 (d)(f)	323,818	320,667
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	196,130	197,646
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3075% 12/20/54 (f)	25,291	20,738
Series 2006-1A:
Class A5, 0.3475% 12/20/54 (d)(f)	1,305,670	1,281,515
Class C2, 1.4075% 12/20/54 (d)(f)	578,000	475,116
Series 2006-2 Class C1, 1.1475% 12/20/54 (f)	463,000	379,660
Series 2006-3 Class C2, 1.2075% 12/20/54 (f)	128,000	104,960
Series 2006-4:
Class B1, 0.3875% 12/20/54 (f)	521,000	481,925
Class C1, 0.9675% 12/20/54 (f)	319,000	261,580
Class M1, 0.5475% 12/20/54 (f)	137,000	121,930
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (f)	258,000	212,076
Class 1M1, 0.5075% 12/20/54 (f)	172,000	153,080
Class 2C1, 1.1675% 12/20/54 (f)	117,000	96,174
Class 2M1, 0.7075% 12/20/54 (f)	222,000	197,580
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (f)	308,000	253,176
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (f)	269,506	266,312
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7688% 1/20/44 (f)	36,767	34,294
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (f)	1,217,811	1,200,579
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (f)	60,809	40,675
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (f)	$ 122,417	$ 103,041
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (d)(f)	120,298	101,080
Class B6, 3.059% 7/10/35 (d)(f)	200,129	165,101
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (d)(f)	17,891	17,254
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (f)	3,729	3,493
TOTAL PRIVATE SPONSOR		6,808,394
U.S. Government Agency - 1.4%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,019,488	1,094,055
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	33,838	36,040
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	113,877	120,536
Series 2004-86 Class KC, 4.5% 5/25/19	64,921	66,789
Series 2010-123 Class DL, 3.5% 11/25/25	335,725	351,773
Series 2010-143 Class B, 3.5% 12/25/25	524,995	555,038
Freddie Mac:
floater Series 3346 Class FA, 0.438% 2/15/19 (f)	468,056	468,741
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	119,291	127,804
Series 2363 Class PF, 6% 9/15/16	151,772	161,080
Series 3820 Class DA, 4% 11/15/35	512,415	564,508
Series 3777 Class AC, 3.5% 12/15/25	1,125,705	1,194,371
Series 3949 Class MK, 4.5% 10/15/34	340,000	385,141
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0275% 4/20/40 (f)	492,095	500,210
Series 2012-149 Class MF, 0.4898% 12/20/42 (f)	1,990,000	1,992,488
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	$ 413,037	$ 424,059
Series 2012-97 Class JF, 0.464% 8/16/42 (f)	863,328	864,366
TOTAL U.S. GOVERNMENT AGENCY		8,906,999
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,148,503)		15,715,393
Commercial Mortgage Securities - 5.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	890,000	932,227
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (f)	8,489	8,506
Class PS1, 1.2492% 2/14/43 (f)(h)	117,630	3,333
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (f)	163,396	172,550
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	319,380
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	471,050
Series 2007-4 Class A3, 5.7964% 2/10/51 (f)	210,414	222,226
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	12,575
Series 2007-3 Class A3, 5.5348% 6/10/49 (f)	361,000	364,570
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A4, 4.153% 11/10/38	224,398	227,014
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	121,504
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (d)(f)	169,380	166,416
Class G, 0.538% 10/15/19 (d)(f)	144,054	141,533
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.358% 8/15/17 (d)(f)	760,000	765,949
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (d)(f)	6,412	4,684
Series 2004-1:
Class A, 0.5675% 4/25/34 (d)(f)	92,706	83,001
Class B, 2.1075% 4/25/34 (d)(f)	12,722	7,538
Class M1, 0.7675% 4/25/34 (d)(f)	10,308	7,733
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M2, 1.4075% 4/25/34 (d)(f)	$ 9,544	$ 6,758
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (d)(f)	140,177	101,324
Class M1, 0.6375% 8/25/35 (d)(f)	8,260	4,843
Class M2, 0.6875% 8/25/35 (d)(f)	13,623	7,337
Class M3, 0.7075% 8/25/35 (d)(f)	7,537	3,678
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (d)(f)	59,855	45,621
Class M1, 0.6475% 11/25/35 (d)(f)	7,031	4,014
Class M2, 0.6975% 11/25/35 (d)(f)	8,926	4,897
Class M3, 0.7175% 11/25/35 (d)(f)	7,989	4,186
Class M4, 0.8075% 11/25/35 (d)(f)	9,953	4,796
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (d)(f)	140,252	102,295
Class B1, 1.6075% 1/25/36 (d)(f)	12,120	1,866
Class M1, 0.6575% 1/25/36 (d)(f)	45,243	25,294
Class M2, 0.6775% 1/25/36 (d)(f)	13,573	7,228
Class M3, 0.7075% 1/25/36 (d)(f)	19,822	10,093
Class M4, 0.8175% 1/25/36 (d)(f)	10,963	4,994
Class M5, 0.8575% 1/25/36 (d)(f)	10,963	2,861
Class M6, 0.9075% 1/25/36 (d)(f)	11,644	3,073
Series 2006-1:
Class A2, 0.5675% 4/25/36 (d)(f)	21,504	16,297
Class M1, 0.5875% 4/25/36 (d)(f)	7,691	4,876
Class M2, 0.6075% 4/25/36 (d)(f)	8,126	4,977
Class M3, 0.6275% 4/25/36 (d)(f)	6,992	4,135
Class M4, 0.7275% 4/25/36 (d)(f)	3,962	2,271
Class M5, 0.7675% 4/25/36 (d)(f)	3,846	2,126
Class M6, 0.8475% 4/25/36 (d)(f)	7,668	2,344
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (d)(f)	333,733	240,143
Class A2, 0.4875% 7/25/36 (d)(f)	19,173	13,839
Class B1, 1.0775% 7/25/36 (d)(f)	7,178	1,283
Class B3, 2.9075% 7/25/36 (d)(f)	469	13
Class M1, 0.5175% 7/25/36 (d)(f)	20,116	7,340
Class M2, 0.5375% 7/25/36 (d)(f)	14,193	4,607
Class M3, 0.5575% 7/25/36 (d)(f)	11,773	3,064
Class M4, 0.6275% 7/25/36 (d)(f)	7,950	1,961
Class M5, 0.6775% 7/25/36 (d)(f)	9,771	2,278
Class M6, 0.7475% 7/25/36 (d)(f)	14,578	3,055
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (d)(f)	$ 16,016	$ 2,413
Class M5, 0.6875% 10/25/36 (d)(f)	19,174	1,011
Class M6, 0.7675% 10/25/36 (d)(f)	22,903	367
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (d)(f)	84,409	66,686
Class A2, 0.4775% 12/25/36 (d)(f)	354,885	200,956
Class B1, 0.9075% 12/25/36 (d)(f)	2,740	59
Class M1, 0.4975% 12/25/36 (d)(f)	27,211	6,303
Class M2, 0.5175% 12/25/36 (d)(f)	18,326	4,063
Class M3, 0.5475% 12/25/36 (d)(f)	18,326	4,055
Class M4, 0.6075% 12/25/36 (d)(f)	21,658	3,295
Class M5, 0.6475% 12/25/36 (d)(f)	20,547	2,019
Class M6, 0.7275% 12/25/36 (d)(f)	18,326	1,016
Series 2007-1 Class A2, 0.4775% 3/25/37 (d)(f)	91,599	50,996
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (d)(f)	87,425	57,924
Class A2, 0.5275% 7/25/37 (d)(f)	81,734	28,704
Class M1, 0.5775% 7/25/37 (d)(f)	28,702	7,865
Class M2, 0.6175% 7/25/37 (d)(f)	15,506	2,635
Class M3, 0.6975% 7/25/37 (d)(f)	15,642	1,570
Class M4, 0.8575% 7/25/37 (d)(f)	31,883	1,791
Class M5, 0.9575% 7/25/37 (d)(f)	28,090	1,254
Class M6, 1.2075% 7/25/37 (d)(f)	34,540	518
Series 2007-3:
Class A2, 0.4975% 7/25/37 (d)(f)	82,612	41,424
Class B1, 1.1575% 7/25/37 (d)(f)	20,327	1,545
Class B2, 1.8075% 7/25/37 (d)(f)	20,118	1,071
Class M1, 0.5175% 7/25/37 (d)(f)	18,326	6,205
Class M2, 0.5475% 7/25/37 (d)(f)	19,662	5,465
Class M3, 0.5775% 7/25/37 (d)(f)	30,332	6,562
Class M4, 0.7075% 7/25/37 (d)(f)	47,993	8,059
Class M5, 0.8075% 7/25/37 (d)(f)	24,947	3,552
Class M6, 1.0075% 7/25/37 (d)(f)	18,897	2,271
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (d)(f)	33,747	3,127
Class M2, 1.2575% 9/25/37 (d)(f)	33,747	2,589
Class M4, 1.8075% 9/25/37 (d)(f)	85,097	4,612
Class M5, 1.9575% 9/25/37 (d)(f)	85,097	3,090
Class M6, 2.1575% 9/25/37 (d)(f)	12,545	440
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(h)	348,162	12,598
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	$ 909,220	$ 75,493
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (d)(f)	116,899	113,620
Class J, 1.058% 3/15/19 (d)(f)	146,405	135,161
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (d)(f)	76,569	70,815
Class E, 0.508% 3/15/22 (d)(f)	394,020	356,528
Class F, 0.558% 3/15/22 (d)(f)	241,475	213,668
Class G, 0.608% 3/15/22 (d)(f)	62,931	54,426
Class H, 0.758% 3/15/22 (d)(f)	76,569	64,689
Class J, 0.908% 3/15/22 (d)(f)	76,569	62,775
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	17,857	17,912
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (d)(f)(h)	2,274,310	16,364
Series 2006-T24 Class X2, 0.4452% 10/12/41 (d)(f)(h)	367,020	1,576
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (d)(f)(h)	15,203,103	129,454
Series 2007-T28 Class X2, 0.1559% 9/11/42 (d)(f)(h)	7,618,124	37,420
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (d)(f)	76,332	66,374
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	267,133
Class XCL, 1.3289% 5/15/35 (d)(f)(h)	859,287	15,034
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(f)	18,573	17,724
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (f)	132,437	134,460
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	218,225
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (f)	216,000	230,684
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	86,864
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	103,570
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (d)(f)	14,447	13,067
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.508% 11/15/17 (d)(f)	$ 132,785	$ 126,098
Class D, 0.548% 11/15/17 (d)(f)	6,961	6,471
Class E, 0.598% 11/15/17 (d)(f)	24,362	22,404
Class F, 0.658% 11/15/17 (d)(f)	17,061	15,519
Class G, 0.708% 11/15/17 (d)(f)	11,826	10,521
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (d)(f)	308,000	286,267
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	615,000	635,485
Class A4, 5.306% 12/10/46	790,000	905,295
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	266,721	267,686
Class AJFX, 5.478% 2/5/19 (d)	380,000	380,673
Series 2006-C8 Class XP, 0.4662% 12/10/46 (f)(h)	2,023,899	9,972
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	1,690,000	1,772,021
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	432,000	491,192
Series 2007-C3 Class A4, 5.6765% 6/15/39 (f)	130,000	148,155
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (f)(h)	1,400,562	8,973
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (d)(f)	771,000	640,959
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	96,020	99,336
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (f)(h)	54,536	49
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (d)(f)(h)	193,809	251
Series 2003-C4 Class A4, 5.137% 8/15/36	503,144	510,450
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (d)(f)	82,000	79,266
Class C:
0.378% 2/15/22 (d)(f)	212,546	197,679
0.478% 2/15/22 (d)(f)	75,912	70,716
Class F, 0.528% 2/15/22 (d)(f)	151,805	141,339
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (f)(h)	3,133,099	14,287
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class B, 5.487% 2/15/40 (d)(f)	$ 330,000	$ 46,893
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,345,457	1,396,849
Series K707 Class A1, 1.615% 9/25/18	830,718	855,686
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,299,893
Series 2001-1 Class X1, 1.6143% 5/15/33 (d)(f)(h)	133,170	1,671
Series 2007-C1 Class XP, 0.1588% 12/10/49 (f)(h)	2,818,779	6,920
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4574% 5/10/40 (f)	290,000	295,400
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (d)(f)	81,000	77,338
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	286,975	292,706
Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,257,145
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (d)(f)(h)	3,452,552	18,803
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (d)(f)	39,221	39,195
Class F, 0.6585% 6/6/20 (d)(f)	95,176	95,048
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	612,534	613,330
Class A2, 1.2601% 3/6/20 (d)(f)	260,000	260,494
Class C, 2.0056% 3/6/20 (d)(f)	806,000	808,257
Class D, 2.2018% 3/6/20 (d)(f)	467,000	468,308
Class F, 2.6334% 3/6/20 (d)(f)	19,000	19,084
Class G, 2.7903% 3/6/20 (d)(f)	10,000	10,050
Class H, 3.3004% 3/6/20 (d)(f)	7,000	7,044
Class J, 4.0852% 3/6/20 (d)(f)	11,000	11,089
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	92,823	93,299
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	102,397	104,097
Series 2007-GG10 Class A2, 5.778% 8/10/45	48,290	48,523
Series 2012-GC6 Class A1, 1.282% 1/10/45	197,378	199,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	$ 169,405	$ 169,405
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	64,608	64,756
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	224,551	231,624
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (d)(f)	121,262	117,415
Class C, 0.418% 11/15/18 (d)(f)	86,394	83,185
Class D, 0.438% 11/15/18 (d)(f)	23,336	22,003
Class E, 0.488% 11/15/18 (d)(f)	34,099	31,469
Class F, 0.538% 11/15/18 (d)(f)	50,951	44,983
Class G, 0.568% 11/15/18 (d)(f)	44,290	37,330
Class H, 0.708% 11/15/18 (d)(f)	34,107	27,383
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	65,144	68,337
Series 2007-LD11 Class A2, 5.7981% 6/15/49 (f)	426,840	440,644
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,002,795	1,008,155
Class A3, 5.42% 1/15/49	594,000	687,639
Series 2006-CB17 Class A3, 5.45% 12/12/43	49,833	49,903
Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	194,661	203,369
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (f)	18,000	6,210
Class C, 5.7282% 2/12/49 (f)	48,000	12,960
Class D, 5.7282% 2/12/49 (f)	51,000	5,029
Series 2007-LDP10 Class ES, 5.5618% 1/15/49 (d)(f)	112,000	5,352
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	2,884	2,886
Series 2006-C7 Class A2, 5.3% 11/15/38	124,845	128,013
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	32,607
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	119,982
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (f)(h)	829,285	4,807
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (f)(h)	344,025	1,649
Series 2007-C7 Class XCP, 0.2789% 9/15/45 (f)(h)	13,547,825	80,176
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (d)(f)	69,510	66,104
Class E, 0.498% 9/15/21 (d)(f)	249,861	231,372
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class F, 0.548% 9/15/21 (d)(f)	$ 97,418	$ 87,773
Class G, 0.568% 9/15/21 (d)(f)	192,585	168,705
Class H, 0.608% 9/15/21 (d)(f)	49,497	41,627
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4357% 1/12/44 (d)(f)	188,000	126,390
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (f)	19,478	19,382
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	148,613	156,174
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	87,101
Class A4, 5.378% 8/12/48	9,000	10,272
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	691,786	713,455
Series 2006-4 Class XP, 0.6166% 12/12/49 (f)(h)	3,110,917	38,075
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	45,363
Series 2007-7 Class B, 5.7277% 6/12/50 (f)	19,000	1,156
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (d)(f)	40,774	26,911
Series 2007-XLFA:
Class A2, 0.308% 10/15/20 (d)(f)	349,066	347,559
Class C, 0.368% 10/15/20 (d)(f)	124,000	115,010
Class D, 0.398% 10/15/20 (d)(f)	76,067	69,031
Class E, 0.458% 10/15/20 (d)(f)	95,138	83,721
Class F, 0.508% 10/15/20 (d)(f)	57,094	47,388
Class G, 0.548% 10/15/20 (d)(f)	70,577	54,874
Class H, 0.638% 10/15/20 (d)(f)	44,426	22,213
Class J, 0.788% 10/15/20 (d)(f)	25,649	8,977
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	141,079	141,957
Series 2005-IQ9 Class A3, 4.54% 7/15/56	194,260	196,346
Series 2006-T23 Class A3, 5.8159% 8/12/41 (f)	110,000	114,765
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	230,947	234,661
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	108,294	114,564
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	542,517
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3275% 9/15/21 (d)(f)	$ 670,402	$ 655,744
Class E, 0.4875% 9/15/21 (d)(f)	201,847	181,666
Class F, 0.5475% 9/15/21 (d)(f)	214,060	188,376
Class G, 0.5675% 9/15/21 (d)(f)	202,788	174,401
Class J, 0.8075% 9/15/21 (d)(f)	45,086	33,004
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (d)(f)	526,588	394,941
Class LXR1, 0.908% 6/15/20 (d)(f)	26,266	22,852
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	596,982
Series 2007-C30:
Class A3, 5.246% 12/15/43	68,671	71,387
Class A4, 5.305% 12/15/43	64,000	68,986
Class A5, 5.342% 12/15/43	231,000	264,784
Series 2007-C32 Class A3, 5.7501% 6/15/49 (f)	367,000	428,638
Series 2007-C33 Class A5, 5.9225% 2/15/51 (f)	143,000	167,161
Series 2005-C22 Class F, 5.3835% 12/15/44 (d)(f)	360,000	77,706
Series 2007-C30 Class XP, 0.4742% 12/15/43 (d)(f)(h)	1,809,002	11,005
Series 2007-C31 Class C, 5.6818% 4/15/47 (f)	59,000	13,558
Series 2007-C31A Class A2, 5.421% 4/15/47	535,139	551,025
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,474,499)		34,413,077
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,586,160
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	921,776
Series 2011, 5.877% 3/1/19	75,000	86,469
TOTAL MUNICIPAL SECURITIES (Cost $2,497,289)		2,594,405
Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount	Value
Brazilian Federative Republic 4.875% 1/22/21	$ 500,000	$ 602,500
New Brunswick Province 2.75% 6/15/18	1,300,000	1,411,233
Ontario Province 2.3% 5/10/16	2,820,000	2,973,775
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,660,818)		4,987,508
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $622,573)	570,000	686,718
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $5,036,715)	50,294	5,320,603
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.19% (a) (Cost $3,618,227)	3,618,227	3,618,227
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $593,598,853)		627,202,891
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70,296)
NET ASSETS - 100%		$ 627,132,595
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	3.05%	$ 79,383	$ (20,878)	$ 0	$ (20,878)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,228,223 or 9.6% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $116,386.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,491
Fidelity Specialized High Income Central Fund	74,798
Total	$ 76,289
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,199,627	$ 74,798	$ -	$ 5,320,603	1.5%
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 262,546,571	$ -	$ 262,546,571	$ -
U.S. Government and Government Agency Obligations	217,802,942	-	217,802,942	-
U.S. Government Agency - Mortgage Securities	28,901,702	-	28,901,702	-
Asset-Backed Securities	50,615,745	-	49,929,376	686,369
Collateralized Mortgage Obligations	15,715,393	-	15,715,393	-
Commercial Mortgage Securities	34,413,077	-	34,386,166	26,911
Municipal Securities	2,594,405	-	2,594,405	-
Foreign Government and Government Agency Obligations	4,987,508	-	4,987,508	-
Bank Notes	686,718	-	686,718	-
Fixed-Income Funds	5,320,603	5,320,603	-	-
Money Market Funds	3,618,227	3,618,227	-	-
Total Investments in Securities:	$ 627,202,891	$ 8,938,830	$ 617,550,781	$ 713,280
Derivative Instruments:
Liabilities
Swap Agreements	$ (20,878)	$ -	$ (20,878)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $603,541,273. Net unrealized appreciation aggregated $23,661,618, of which $25,383,321 related to appreciated investment securities and $1,721,703 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

November 30, 2012

1.813258.108

MOR-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 112.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 70.9%
1.865% 9/1/37 (e)	$ 22	$ 23
2.298% 7/1/35 (e)	8	8
2.332% 3/1/35 (e)	48	51
2.5% 3/1/27 to 12/1/27	33,701	35,272
2.5% 12/1/42 (c)	19,600	20,069
2.524% 10/1/33 (e)	71	75
2.559% 1/1/35 (e)	333	354
2.559% 6/1/36 (e)	49	52
2.611% 5/1/36 (e)	262	278
2.625% 10/1/36 (e)	172	185
2.729% 7/1/35 (e)	86	92
2.751% 11/1/36 (e)	66	71
2.776% 4/1/36 (e)	223	239
2.781% 9/1/36 (e)	145	156
2.807% 8/1/35 (e)	421	452
2.877% 5/1/36 (e)	76	80
3% 4/1/27 to 7/1/27	4,221	4,465
3% 12/1/27 (c)	14,000	14,759
3% 12/1/27 (c)	11,100	11,702
3% 12/1/42 (c)	11,900	12,515
3% 12/1/42 (c)	3,300	3,471
3% 1/1/43 (c)	15,700	16,476
3.155% 9/1/37 (e)	30	32
3.367% 9/1/41 (e)	311	329
3.469% 3/1/40 (e)	630	659
3.494% 6/1/36 (e)	803	849
3.5% 4/1/20 to 11/1/42	73,370	78,720
3.5% 12/1/27 (c)	6,300	6,681
3.5% 7/1/42	25	27
3.5% 12/1/42 (c)	21,800	23,261
3.5% 12/1/42 (c)	16,600	17,713
3.5% 12/1/42 (c)	900	960
3.5% 12/1/42 (c)	7,000	7,469
3.5% 12/1/42 (c)	15,200	16,219
3.5% 12/1/42 (c)	11,400	12,164
3.5% 1/1/43 (c)	22,200	23,640
3.5% 1/1/43 (c)	10,000	10,648
3.5% 1/1/43 (c)	9,400	10,010
3.5% 1/1/43 (c)	9,600	10,222
4% 10/1/25 to 7/1/42	110,242	119,200
4% 12/1/42 (c)	30,000	32,141
4% 12/1/42 (c)	5,700	6,107
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/42 (c)	$ 5,300	$ 5,678
4% 12/1/42 (c)	1,100	1,178
4% 12/1/42 (c)	1,100	1,178
4% 12/1/42 (c)	3,500	3,750
4% 1/1/43 (c)	31,100	33,295
4% 1/1/43 (c)	3,500	3,747
4.5% 5/1/25 to 10/1/41	54,375	59,242
4.5% 12/1/27 (c)	700	753
4.5% 12/1/42 (c)	34,100	36,753
4.5% 12/1/42 (c)	28,000	30,179
4.5% 12/1/42 (c)	15,600	16,814
4.5% 12/1/42 (c)	28,000	30,179
4.5% 12/1/42 (c)	6,200	6,682
4.5% 1/1/43 (c)	6,200	6,679
5% 3/1/18 to 6/1/40	39,340	42,952
5% 12/1/42 (c)	6,200	6,718
5.5% 2/1/18 to 9/1/38	73,428	80,556
5.5% 12/1/42 (c)	5,000	5,434
5.814% 3/1/36 (e)	393	418
6% 5/1/18 to 1/1/42	32,264	36,025
6% 12/1/42 (c)	7,300	8,003
6% 12/1/42 (c)	1,200	1,316
6.022% 8/1/46 (e)	106	116
6.039% 9/1/36 (e)	202	213
6.312% 4/1/37 (e)	197	211
6.315% 9/1/36 (e)	104	111
6.499% 12/1/36 (e)	193	210
6.5% 3/1/13 to 5/1/38	4,233	4,730
7% 12/1/15 to 5/1/30	1,900	2,171
7.21% 12/1/36 (e)	44	48
7.5% 8/1/22 to 9/1/32	1,084	1,272
8% 12/1/29 to 3/1/37	54	65
8.5% 1/1/16 to 7/1/31	165	192
9% 10/1/30	216	264
9.5% 7/1/16 to 8/1/22	30	33
12.5% 8/1/15 to 3/1/16	8	9
12.75% 2/1/15	2	2
13.5% 9/1/14	1	1
		925,073
Freddie Mac - 20.3%
2.195% 3/1/35 (e)	181	190
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.336% 11/1/35 (e)	$ 371	$ 396
2.356% 5/1/34 (e)	14	15
2.357% 5/1/37 (e)	112	120
2.47% 8/1/37 (e)	174	186
2.478% 6/1/37 (e)	42	45
2.492% 4/1/35 (e)	76	82
2.638% 4/1/37 (e)	159	171
2.76% 6/1/37 (e)	29	32
2.79% 6/1/37 (e)	334	360
2.83% 6/1/37 (e)	781	838
2.97% 4/1/37 (e)	9	9
2.971% 6/1/33 (e)	994	1,068
3% 12/1/42 (c)	11,900	12,472
3.056% 7/1/36 (e)	150	162
3.454% 10/1/35 (e)	71	77
3.5% 4/1/32 to 11/1/42	36,683	39,247
3.5% 12/1/42 (c)	7,700	8,188
3.5% 12/1/42 (c)	4,000	4,254
3.5% 1/1/43 (c)	3,700	3,928
4% 6/1/24 to 5/1/42	33,434	36,031
4% 9/1/41	817	887
4% 12/1/42 (c)	7,000	7,462
4.5% 7/1/25 to 3/1/42	46,665	50,185
5% 7/1/33 to 9/1/40	28,416	30,876
5.5% 10/1/17 to 1/1/40 (d)	35,644	38,885
6% 4/1/14 to 6/1/39	7,749	8,471
6.011% 4/1/37 (e)	81	87
6.022% 10/1/36 (e)	45	48
6.076% 3/1/36 (e)	702	734
6.404% 12/1/36 (e)	613	659
6.5% 8/1/13 to 9/1/39	9,413	10,553
7% 6/1/21 to 9/1/36	2,816	3,233
7.03% 6/1/36 (e)	32	34
7.5% 7/1/14 to 7/1/34	3,973	4,569
8% 11/1/16 to 1/1/37	59	70
8.5% 6/1/16 to 9/1/20	10	10
9% 9/1/16 to 5/1/21	74	81
10% 1/1/16 to 5/1/19	15	17
10.5% 2/1/16	0*	0*
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 2/1/14 to 12/1/14	$ 1	$ 1
13% 12/1/13 to 6/1/15	6	6
		264,739
Ginnie Mae - 21.0%
3% 12/1/42 (c)	1,000	1,067
3% 12/1/42 (c)	15,300	16,321
3% 1/1/43 (c)	1,000	1,064
3.5% 3/15/42	356	388
3.5% 12/1/42 (c)	2,300	2,507
4% 9/15/25 to 3/20/42	18,028	19,881
4.497% 1/20/62 (j)	775	892
4.5% 8/15/33 to 4/15/41	101,266	111,651
4.5% 12/1/42 (c)	2,000	2,178
4.5% 12/1/42 (c)	34,200	37,252
4.5% 12/1/42 (c)	10,600	11,546
4.564% 11/20/61 (j)	954	1,094
4.751% 12/20/60 (j)	13,605	15,456
4.814% 1/20/61 (j)	312	356
5% 9/20/33 to 9/15/40	35,107	38,836
5.5% 10/15/33 to 9/15/39	5,078	5,647
6% 1/15/36 to 9/20/38	4,369	4,910
6.5% 10/15/34 to 7/15/36	278	317
7% 2/15/24 to 4/20/32	1,620	1,880
7.5% 12/15/16 to 4/15/32	602	697
8% 6/15/21 to 12/15/25	277	323
8.5% 8/15/16 to 10/15/28	298	345
9% 11/20/17	1	1
10.5% 5/20/16 to 2/20/18	7	8
		274,617
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,441,962)		1,464,429
Asset-Backed Securities - 2.7%

American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	2,461	2,462
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4075% 8/25/35 (e)	3,009	2,989
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	1,288	1,288
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3175% 5/25/47 (e)	$ 2,548	$ 2,529
Series 2006-25 Class 2A2, 0.3275% 6/25/47 (e)	3,211	3,169
Series 2007-4 Class A1A, 0.3307% 9/25/37 (e)	217	217
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9125% 7/25/35 (e)	763	759
GSAMP Trust:
Series 2004-AR1 Class B4, 3.7712% 6/25/34 (b)(e)	82	30
Series 2004-AR2 Class B1, 3.0575% 8/25/34 (e)	796	34
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5875% 8/25/35 (e)	526	523
Ocala Funding LLC Series 2006-1A Class A, 1.6075% 3/20/11 (a)(b)(e)	2,100	0
Securitized Asset Backed Receivables LLC Series 2006-NC2 Class A2, 0.3575% 3/25/36 (e)	2,660	2,653
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	7,442	5,454
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4075% 12/25/36 (e)	3,907	3,803
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6375% 5/25/35 (e)	1,995	1,630
Series 2007-BC3 Class 2A1, 0.2675% 5/25/47 (e)	8,299	8,128
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $41,247)		35,668
Collateralized Mortgage Obligations - 9.6%

Private Sponsor - 4.2%
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9743% 5/20/36 (e)	49	49
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	237	237
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	226	227
Citigroup Mortgage Loan Trust:
sequential payer Series 2010-6 Class 7A1, 5.501% 11/25/36 (b)	11,693	11,811
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	2,790	2,813
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4655% 8/28/47 (b)(e)	$ 1,567	$ 1,552
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	270	272
CSMC floater Series 2011-1R Class A1, 1.2155% 2/27/47 (b)(e)	2,520	2,498
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (e)	850	864
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3475% 12/20/54 (b)(e)	9,062	8,894
Series 2007-1:
Class 2A1, 0.3475% 12/20/54 (e)	3,127	3,069
Class 3A1, 0.4075% 12/20/54 (e)	2,778	2,727
Series 2007-2 Class 2A1, 0.2875% 12/17/54 (e)	3,367	3,305
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (e)	390	386
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.7188% 1/20/44 (e)	1,068	1,060
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (e)	5,473	5,396
Series 2004-3 Class 2A1, 0.6588% 9/20/44 (e)	3,448	3,400
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (e)	500	335
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (e)	2,439	2,053
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (e)	414	399
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.6252% 3/25/35 (e)	379	211
Series 2006-AR10 Class 3A1, 2.62% 7/25/36 (e)	2,965	2,954
TOTAL PRIVATE SPONSOR		54,512
U.S. Government Agency - 5.4%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.8925% 12/25/33 (e)(g)(i)	881	156
Series 2007-57 Class FA, 0.4375% 6/25/37 (e)	3,578	3,573
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	616	631
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-23:
Class PZ, 6% 2/25/24	$ 3,363	$ 3,940
Series 1999-17 Class PG, 6% 4/25/29	1,699	1,891
Series 1999-32 Class PL, 6% 7/25/29	1,372	1,533
Series 1999-33 Class PK, 6% 7/25/29	852	950
Series 2001-52 Class YZ, 6.5% 10/25/31	88	101
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,286
Series 2005-73 Class SA, 17.0105% 8/25/35 (e)(i)	346	424
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,263
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,523	1,695
Series 2001-31 Class ZC, 6.5% 7/25/31	605	693
Series 2002-16 Class ZD, 6.5% 4/25/32	247	285
Series 2002-74 Class SV, 7.3425% 11/25/32 (e)(g)	421	96
Series 2002-79 Class Z, 5.5% 11/25/22	801	879
Series 2003-80 Class CG, 6% 4/25/30	107	108
Series 1993-165 Class SH, 19.1811% 9/25/23 (e)(i)	70	94
Series 2003-21 Class SK, 7.8925% 3/25/33 (e)(g)(i)	243	53
Series 2003-35 Class TQ, 7.2925% 5/25/18 (e)(g)(i)	187	28
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	269	23
Series 2003-42 Class SJ, 6.8425% 11/25/22 (e)(g)(i)	139	9
Series 2003-48 Class HI, 5% 11/25/17 (g)	364	24
Series 2005-104 Class NI, 6.4925% 3/25/35 (e)(g)(i)	3,194	506
Series 2007-57 Class SA, 39.375% 6/25/37 (e)(i)	1,071	1,969
Series 2007-66:
Class FB, 0.6075% 7/25/37 (e)	1,741	1,742
Class SB, 38.355% 7/25/37 (e)(i)	321	612
Series 2008-12 Class SG, 6.1425% 3/25/38 (e)(g)(i)	2,220	330
Series 2009-114 Class AI, 5% 12/25/23 (g)	1,102	85
Series 2009-16 Class SA, 6.0425% 3/25/24 (e)(g)(i)	1,247	109
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	705	71
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	332	32
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	532	49
Series 2010-12 Class AI, 5% 12/25/18 (g)	2,011	243
Series 2010-135 Class LS, 5.8425% 12/25/40 (e)(g)(i)	1,722	259
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,678	244
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (g)	$ 930	$ 73
Class HI, 4.5% 10/25/18 (g)	624	61
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,889	186
Series 2010-96 Class DI, 4% 5/25/23 (g)	840	31
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	1,095	85
Series 2011-67 Class AI, 4% 7/25/26 (g)	606	55
Series 2011-83 Class DI, 6% 9/25/26 (g)	980	138
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	1,083	1,038
Series 339 Class 29, 5.5% 7/1/18 (g)	563	53
Series 348 Class 14, 6.5% 8/1/34 (g)	411	87
Series 351:
Class 12, 5.5% 4/1/34 (g)	299	52
Class 13, 6% 3/1/34 (g)	374	68
Series 359 Class 19, 6% 7/1/35 (g)	343	44
Series 384 Class 6, 5% 7/25/37 (g)	1,232	148
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	73	65
Series 3318 Class GY, 0% 5/15/37 (e)	14	14
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,665	1,860
Series 2104 Class PG, 6% 12/15/28	510	567
Series 2121 Class MG, 6% 2/15/29	677	754
Series 2154 Class PT, 6% 5/15/29	1,072	1,194
Series 2162 Class PH, 6% 6/15/29	176	196
Series 2520 Class BE, 6% 11/15/32	924	1,031
Series 2585 Class KS, 7.392% 3/15/23 (e)(g)(i)	112	17
Series 2590 Class YR, 5.5% 9/15/32 (g)	24	1
Series 2802 Class OB, 6% 5/15/34	3,375	3,895
Series 2810 Class PD, 6% 6/15/33	871	904
Series 3002 Class NE, 5% 7/15/35	680	795
Series 3415 Class PC, 5% 12/15/37	507	552
Series 3741 Class YU, 3.5% 11/15/22	2,016	2,119
Series 3786 Class HI, 4% 3/15/38 (g)	1,483	210
Series 3806 Class UP, 4.5% 2/15/41	2,175	2,396
Series 3832 Class PE, 5% 3/15/41	960	1,125
Series 70 Class C, 9% 9/15/20	39	44
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	$ 235	$ 261
Series 2135 Class JE, 6% 3/15/29	807	899
Series 2274 Class ZM, 6.5% 1/15/31	338	384
Series 2281 Class ZB, 6% 3/15/30	305	338
Series 2357 Class ZB, 6.5% 9/15/31	713	809
Series 2502 Class ZC, 6% 9/15/32	918	1,032
Series 2575 Class ID, 5.5% 8/15/22 (g)	9	0*
Series 2817 Class SD, 6.842% 7/15/30 (e)(g)(i)	178	13
Series 3097 Class IA, 5.5% 3/15/33 (g)	727	31
Series 1658 Class GZ, 7% 1/15/24	954	1,067
Series 2587 Class IM, 6.5% 3/15/33 (g)	471	94
Series 2844:
Class SC, 45.448% 8/15/24 (e)(i)	34	66
Class SD, 83.746% 8/15/24 (e)(i)	49	117
Series 2947 Class XZ, 6% 3/15/35	695	833
Series 3244 Class SG, 6.452% 11/15/36 (e)(g)(i)	856	153
Series 3284 Class CI, 5.912% 3/15/37 (e)(g)	2,309	398
Series 3287 Class SD, 6.542% 3/15/37 (e)(g)(i)	1,423	300
Series 3297 Class BI, 6.552% 4/15/37 (e)(g)(i)	2,020	427
Series 3772 Class BI, 4.5% 10/15/18 (g)	1,232	87
Series 3949 Class MK, 4.5% 10/15/34	600	680
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	619	706
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.476% 6/16/37 (e)(g)(i)	493	103
Series 2010-H17 Class FA, 0.541% 7/20/60 (e)(j)	401	396
Series 2010-H18 Class AF, 0.5145% 9/20/60 (e)(j)	433	429
Series 2010-H19 Class FG, 0.5145% 8/20/60 (e)(j)	555	550
Series 2011-H05 Class FA, 0.7145% 12/20/60 (e)(j)	1,459	1,460
Series 2011-H13 Class FA, 0.7145% 4/20/61 (e)(j)	231	231
Series 2011-H14:
Class FB, 0.7145% 5/20/61 (e)(j)	1,632	1,633
Class FC, 0.7145% 5/20/61 (e)(j)	1,639	1,640
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	867	170
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-79 Class PO, 6/20/40 (h)	$ 2,772	$ 2,522
sequential payer:
Series 2002-24 Class SK, 7.7425% 4/16/32 (e)(g)(i)	1,977	526
Series 2002-42 Class ZA, 6% 6/20/32	827	933
Series 2001-36 Class SP, 8.5425% 9/16/26 (e)(g)	1,017	211
Series 2004-73 Class AL, 6.9925% 8/17/34 (e)(g)(i)	243	56
Series 1998-2 Class SA, 8.2925% 1/16/28 (e)(g)	758	188
Series 1999-34 Class SC, 8.3925% 9/16/19 (e)(g)(i)	1,026	127
Series 1999-40 Class SE, 8.7425% 11/16/29 (e)(g)(i)	1,379	183
Series 2000-8 Class SA, 8.2425% 1/16/30 (e)(g)(i)	1,213	154
Series 2001-3 Class S, 7.8925% 2/16/31 (e)(g)	446	106
Series 2001-36 Class SB, 7.8925% 12/16/23 (e)(g)(i)	1,350	290
Series 2001-38 Class SB, 7.3725% 8/16/31 (e)(g)(i)	720	173
Series 2001-41 Class SG, 8.5425% 9/16/31 (e)(g)	511	100
Series 2001-46 Class SB, 7.9425% 5/16/23 (e)(g)	743	111
Series 2001-49:
Class SC, 7.3925% 12/16/25 (e)(g)(i)	1,706	347
Class SL, 7.3925% 5/16/30 (e)(g)(i)	1,797	399
Class SV, 8.0425% 12/16/28 (e)(g)(i)	1,971	256
Series 2001-50:
Class SD, 7.9925% 11/20/31 (e)(g)(i)	1,070	267
Class ST, 7.4925% 8/16/27 (e)(g)(i)	435	103
Series 2002-5 Class SP, 7.2425% 1/16/32 (e)(g)(i)	741	164
Series 2004-32 Class GS, 6.286% 5/16/34 (e)(g)(i)	663	141
Series 2010-91 Class PO, 7/20/40 (h)	837	756
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,649	769
Series 2012-76 Class GS, 6.486% 6/16/42 (e)(g)(i)	1,617	272
Series 2012-97 Class JS, 6.0425% 8/16/42 (e)(g)(i)	5,123	940
TOTAL U.S. GOVERNMENT AGENCY		71,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $121,205)		125,757
Commercial Mortgage Securities - 2.0%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (e)	$ 144	$ 145
Class PS1, 1.2492% 2/14/43 (e)(g)	1,892	54
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	253	254
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.358% 8/15/17 (b)(e)	2,910	2,933
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5175% 7/25/37 (b)(e)	62	21
Class M2, 0.5475% 7/25/37 (b)(e)	64	18
Class M3, 0.5775% 7/25/37 (b)(e)	104	23
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3289% 5/15/35 (b)(e)(g)	6,312	110
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,888
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	740	741
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	124	124
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,281
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8131% 6/15/49 (e)	4,140	4,830
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,341	3,358
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	249	255
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (e)(g)	9,316	45
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7474% 7/9/21 (b)(e)	1,210	1,169
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	202
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A2, 0.3275% 9/15/21 (b)(e)	1,571	1,537
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer Series 2007-C33 Class A4, 5.9225% 2/15/51 (e)	$ 1,470	$ 1,740
Series 2007-C31A Class A2, 5.421% 4/15/47	621	640
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,780)		25,368
Fixed-Income Funds - 9.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $121,146)	1,104,334	120,914
Cash Equivalents - 8.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $104,907)	$ 104,909	104,907
TOTAL INVESTMENT PORTFOLIO - 143.8% (Cost $1,854,247)		1,877,043
NET OTHER ASSETS (LIABILITIES) - (43.8)%		(571,589)
NET ASSETS - 100%		$ 1,305,454
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 1/1/43	$ (19,600)	(20,033)
3% 12/1/42	(11,900)	(12,515)
3% 12/1/42	(600)	(631)
3.5% 12/1/27	(1,600)	(1,697)
3.5% 12/1/42	(22,200)	(23,688)
3.5% 12/1/42	(15,200)	(16,219)
3.5% 12/1/42	(3,700)	(3,948)
3.5% 12/1/42	(1,000)	(1,067)
3.5% 12/1/42	(10,000)	(10,670)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/42	$ (9,400)	$ (10,030)
3.5% 12/1/42	(11,400)	(12,164)
4% 12/1/42	(11,000)	(11,785)
4% 12/1/42	(31,100)	(33,319)
4% 12/1/42	(1,100)	(1,178)
4% 12/1/42	(3,500)	(3,750)
4% 1/1/43	(4,200)	(4,496)
4.5% 12/1/27	(700)	(753)
4.5% 12/1/42	(34,200)	(36,861)
4.5% 12/1/42	(15,600)	(16,814)
4.5% 12/1/42	(6,100)	(6,575)
4.5% 12/1/42	(6,200)	(6,682)
4.5% 12/1/42	(15,600)	(16,814)
4.5% 12/1/42	(28,000)	(30,179)
4.5% 12/1/42	(6,200)	(6,682)
5% 12/1/42	(2,700)	(2,926)
5.5% 12/1/42	(2,900)	(3,152)
6% 12/1/42	(5,100)	(5,591)
6% 12/1/42	(1,200)	(1,316)
6% 12/1/42	(1,200)	(1,316)
TOTAL FANNIE MAE		(302,851)
Freddie Mac
3.5% 12/1/42	(4,000)	(4,254)
3.5% 12/1/42	(4,000)	(4,254)
3.5% 12/1/42	(3,700)	(3,935)
TOTAL FREDDIE MAC		(12,443)
Ginnie Mae
3% 12/1/42	(1,000)	(1,067)
4% 12/1/42	(2,000)	(2,188)
4.5% 12/1/42	(46,800)	(50,976)
TOTAL GINNIE MAE		(54,231)
TOTAL TBA SALE COMMITMENTS (Proceeds $368,672)		$ (369,525)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Jun. 2014	$ 900	3-month LIBOR	0.54%	$ (4)	$ 0	$ (4)
JPMorgan Chase, Inc.	Feb. 2017	18,000	3-month LIBOR	1%	(349)	0	(349)
JPMorgan Chase, Inc.	Jun. 2017	1,700	3-month LIBOR	1%	(33)	0	(33)
JPMorgan Chase, Inc.	Jun. 2017	1,000	3-month LIBOR	0.98%	(18)	0	(18)
JPMorgan Chase, Inc.	Sep. 2017	13,000	3-month LIBOR	0.83%	(86)	0	(86)
JPMorgan Chase, Inc.	Jun. 2022	1,500	3-month LIBOR	1.78%	(35)	0	(35)
Credit Suisse First Boston	Aug. 2041	2,900	3-month LIBOR	3.75%	(781)	0	(781)
JPMorgan Chase, Inc.	Jun. 2042	300	3-month LIBOR	2.45%	5	0	5
TOTAL INTEREST RATE SWAPS					$ (1,301)	$ 0	$ (1,301)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,680,000 or 3.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $483,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$104,907,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 21,053
Credit Suisse Securities (USA) LLC	15,924
HSBC Securities (USA), Inc.	28,071
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,877
Mizuho Securities USA, Inc.	1,964
UBS Securities LLC	7,018
$ 104,907
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 198
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,146	$ -	$ 120,914	0.8%
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,464,429	$ -	$ 1,464,429	$ -
Asset-Backed Securities	35,668	-	35,668	-
Collateralized Mortgage Obligations	125,757	-	125,757	-
Commercial Mortgage Securities	25,368	-	25,368	-
Fixed-Income Funds	120,914	120,914	-	-
Cash Equivalents	104,907	-	104,907	-
Total Investments in Securities:	$ 1,877,043	$ 120,914	$ 1,756,129	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 5	$ -	$ 5	$ -
Liabilities
Swap Agreements	$ (1,306)	$ -	$ (1,306)	$ -
Total Derivative Instruments:	$ (1,301)	$ -	$ (1,301)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (369,525)	$ -	$ (369,525)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,854,237,000. Net unrealized appreciation aggregated $22,806,000, of which $32,059,000 related to appreciated investment securities and $9,253,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

1.813053.108

AMOR-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 112.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 70.9%
1.865% 9/1/37 (e)	$ 22	$ 23
2.298% 7/1/35 (e)	8	8
2.332% 3/1/35 (e)	48	51
2.5% 3/1/27 to 12/1/27	33,701	35,272
2.5% 12/1/42 (c)	19,600	20,069
2.524% 10/1/33 (e)	71	75
2.559% 1/1/35 (e)	333	354
2.559% 6/1/36 (e)	49	52
2.611% 5/1/36 (e)	262	278
2.625% 10/1/36 (e)	172	185
2.729% 7/1/35 (e)	86	92
2.751% 11/1/36 (e)	66	71
2.776% 4/1/36 (e)	223	239
2.781% 9/1/36 (e)	145	156
2.807% 8/1/35 (e)	421	452
2.877% 5/1/36 (e)	76	80
3% 4/1/27 to 7/1/27	4,221	4,465
3% 12/1/27 (c)	14,000	14,759
3% 12/1/27 (c)	11,100	11,702
3% 12/1/42 (c)	11,900	12,515
3% 12/1/42 (c)	3,300	3,471
3% 1/1/43 (c)	15,700	16,476
3.155% 9/1/37 (e)	30	32
3.367% 9/1/41 (e)	311	329
3.469% 3/1/40 (e)	630	659
3.494% 6/1/36 (e)	803	849
3.5% 4/1/20 to 11/1/42	73,370	78,720
3.5% 12/1/27 (c)	6,300	6,681
3.5% 7/1/42	25	27
3.5% 12/1/42 (c)	21,800	23,261
3.5% 12/1/42 (c)	16,600	17,713
3.5% 12/1/42 (c)	900	960
3.5% 12/1/42 (c)	7,000	7,469
3.5% 12/1/42 (c)	15,200	16,219
3.5% 12/1/42 (c)	11,400	12,164
3.5% 1/1/43 (c)	22,200	23,640
3.5% 1/1/43 (c)	10,000	10,648
3.5% 1/1/43 (c)	9,400	10,010
3.5% 1/1/43 (c)	9,600	10,222
4% 10/1/25 to 7/1/42	110,242	119,200
4% 12/1/42 (c)	30,000	32,141
4% 12/1/42 (c)	5,700	6,107
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/42 (c)	$ 5,300	$ 5,678
4% 12/1/42 (c)	1,100	1,178
4% 12/1/42 (c)	1,100	1,178
4% 12/1/42 (c)	3,500	3,750
4% 1/1/43 (c)	31,100	33,295
4% 1/1/43 (c)	3,500	3,747
4.5% 5/1/25 to 10/1/41	54,375	59,242
4.5% 12/1/27 (c)	700	753
4.5% 12/1/42 (c)	34,100	36,753
4.5% 12/1/42 (c)	28,000	30,179
4.5% 12/1/42 (c)	15,600	16,814
4.5% 12/1/42 (c)	28,000	30,179
4.5% 12/1/42 (c)	6,200	6,682
4.5% 1/1/43 (c)	6,200	6,679
5% 3/1/18 to 6/1/40	39,340	42,952
5% 12/1/42 (c)	6,200	6,718
5.5% 2/1/18 to 9/1/38	73,428	80,556
5.5% 12/1/42 (c)	5,000	5,434
5.814% 3/1/36 (e)	393	418
6% 5/1/18 to 1/1/42	32,264	36,025
6% 12/1/42 (c)	7,300	8,003
6% 12/1/42 (c)	1,200	1,316
6.022% 8/1/46 (e)	106	116
6.039% 9/1/36 (e)	202	213
6.312% 4/1/37 (e)	197	211
6.315% 9/1/36 (e)	104	111
6.499% 12/1/36 (e)	193	210
6.5% 3/1/13 to 5/1/38	4,233	4,730
7% 12/1/15 to 5/1/30	1,900	2,171
7.21% 12/1/36 (e)	44	48
7.5% 8/1/22 to 9/1/32	1,084	1,272
8% 12/1/29 to 3/1/37	54	65
8.5% 1/1/16 to 7/1/31	165	192
9% 10/1/30	216	264
9.5% 7/1/16 to 8/1/22	30	33
12.5% 8/1/15 to 3/1/16	8	9
12.75% 2/1/15	2	2
13.5% 9/1/14	1	1
		925,073
Freddie Mac - 20.3%
2.195% 3/1/35 (e)	181	190
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.336% 11/1/35 (e)	$ 371	$ 396
2.356% 5/1/34 (e)	14	15
2.357% 5/1/37 (e)	112	120
2.47% 8/1/37 (e)	174	186
2.478% 6/1/37 (e)	42	45
2.492% 4/1/35 (e)	76	82
2.638% 4/1/37 (e)	159	171
2.76% 6/1/37 (e)	29	32
2.79% 6/1/37 (e)	334	360
2.83% 6/1/37 (e)	781	838
2.97% 4/1/37 (e)	9	9
2.971% 6/1/33 (e)	994	1,068
3% 12/1/42 (c)	11,900	12,472
3.056% 7/1/36 (e)	150	162
3.454% 10/1/35 (e)	71	77
3.5% 4/1/32 to 11/1/42	36,683	39,247
3.5% 12/1/42 (c)	7,700	8,188
3.5% 12/1/42 (c)	4,000	4,254
3.5% 1/1/43 (c)	3,700	3,928
4% 6/1/24 to 5/1/42	33,434	36,031
4% 9/1/41	817	887
4% 12/1/42 (c)	7,000	7,462
4.5% 7/1/25 to 3/1/42	46,665	50,185
5% 7/1/33 to 9/1/40	28,416	30,876
5.5% 10/1/17 to 1/1/40 (d)	35,644	38,885
6% 4/1/14 to 6/1/39	7,749	8,471
6.011% 4/1/37 (e)	81	87
6.022% 10/1/36 (e)	45	48
6.076% 3/1/36 (e)	702	734
6.404% 12/1/36 (e)	613	659
6.5% 8/1/13 to 9/1/39	9,413	10,553
7% 6/1/21 to 9/1/36	2,816	3,233
7.03% 6/1/36 (e)	32	34
7.5% 7/1/14 to 7/1/34	3,973	4,569
8% 11/1/16 to 1/1/37	59	70
8.5% 6/1/16 to 9/1/20	10	10
9% 9/1/16 to 5/1/21	74	81
10% 1/1/16 to 5/1/19	15	17
10.5% 2/1/16	0*	0*
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 2/1/14 to 12/1/14	$ 1	$ 1
13% 12/1/13 to 6/1/15	6	6
		264,739
Ginnie Mae - 21.0%
3% 12/1/42 (c)	1,000	1,067
3% 12/1/42 (c)	15,300	16,321
3% 1/1/43 (c)	1,000	1,064
3.5% 3/15/42	356	388
3.5% 12/1/42 (c)	2,300	2,507
4% 9/15/25 to 3/20/42	18,028	19,881
4.497% 1/20/62 (j)	775	892
4.5% 8/15/33 to 4/15/41	101,266	111,651
4.5% 12/1/42 (c)	2,000	2,178
4.5% 12/1/42 (c)	34,200	37,252
4.5% 12/1/42 (c)	10,600	11,546
4.564% 11/20/61 (j)	954	1,094
4.751% 12/20/60 (j)	13,605	15,456
4.814% 1/20/61 (j)	312	356
5% 9/20/33 to 9/15/40	35,107	38,836
5.5% 10/15/33 to 9/15/39	5,078	5,647
6% 1/15/36 to 9/20/38	4,369	4,910
6.5% 10/15/34 to 7/15/36	278	317
7% 2/15/24 to 4/20/32	1,620	1,880
7.5% 12/15/16 to 4/15/32	602	697
8% 6/15/21 to 12/15/25	277	323
8.5% 8/15/16 to 10/15/28	298	345
9% 11/20/17	1	1
10.5% 5/20/16 to 2/20/18	7	8
		274,617
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,441,962)		1,464,429
Asset-Backed Securities - 2.7%

American Credit Acceptance Receivables Trust Series 2012-2 Class A, 1.89% 7/15/16 (b)	2,461	2,462
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.4075% 8/25/35 (e)	3,009	2,989
Carnow Auto Receivables Trust Series 2012-1A Class A, 2.09% 1/15/15 (b)	1,288	1,288
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-22 Class 2A2, 0.3175% 5/25/47 (e)	$ 2,548	$ 2,529
Series 2006-25 Class 2A2, 0.3275% 6/25/47 (e)	3,211	3,169
Series 2007-4 Class A1A, 0.3307% 9/25/37 (e)	217	217
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9125% 7/25/35 (e)	763	759
GSAMP Trust:
Series 2004-AR1 Class B4, 3.7712% 6/25/34 (b)(e)	82	30
Series 2004-AR2 Class B1, 3.0575% 8/25/34 (e)	796	34
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5875% 8/25/35 (e)	526	523
Ocala Funding LLC Series 2006-1A Class A, 1.6075% 3/20/11 (a)(b)(e)	2,100	0
Securitized Asset Backed Receivables LLC Series 2006-NC2 Class A2, 0.3575% 3/25/36 (e)	2,660	2,653
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	7,442	5,454
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.4075% 12/25/36 (e)	3,907	3,803
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6375% 5/25/35 (e)	1,995	1,630
Series 2007-BC3 Class 2A1, 0.2675% 5/25/47 (e)	8,299	8,128
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $41,247)		35,668
Collateralized Mortgage Obligations - 9.6%

Private Sponsor - 4.2%
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9743% 5/20/36 (e)	49	49
Banc of America Mortgage Securities, Inc. planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	237	237
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	226	227
Citigroup Mortgage Loan Trust:
sequential payer Series 2010-6 Class 7A1, 5.501% 11/25/36 (b)	11,693	11,811
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	2,790	2,813
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4655% 8/28/47 (b)(e)	$ 1,567	$ 1,552
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	270	272
CSMC floater Series 2011-1R Class A1, 1.2155% 2/27/47 (b)(e)	2,520	2,498
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (e)	850	864
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3475% 12/20/54 (b)(e)	9,062	8,894
Series 2007-1:
Class 2A1, 0.3475% 12/20/54 (e)	3,127	3,069
Class 3A1, 0.4075% 12/20/54 (e)	2,778	2,727
Series 2007-2 Class 2A1, 0.2875% 12/17/54 (e)	3,367	3,305
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (e)	390	386
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.7188% 1/20/44 (e)	1,068	1,060
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (e)	5,473	5,396
Series 2004-3 Class 2A1, 0.6588% 9/20/44 (e)	3,448	3,400
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (e)	500	335
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (e)	2,439	2,053
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (e)	414	399
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.6252% 3/25/35 (e)	379	211
Series 2006-AR10 Class 3A1, 2.62% 7/25/36 (e)	2,965	2,954
TOTAL PRIVATE SPONSOR		54,512
U.S. Government Agency - 5.4%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.8925% 12/25/33 (e)(g)(i)	881	156
Series 2007-57 Class FA, 0.4375% 6/25/37 (e)	3,578	3,573
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	616	631
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-23:
Class PZ, 6% 2/25/24	$ 3,363	$ 3,940
Series 1999-17 Class PG, 6% 4/25/29	1,699	1,891
Series 1999-32 Class PL, 6% 7/25/29	1,372	1,533
Series 1999-33 Class PK, 6% 7/25/29	852	950
Series 2001-52 Class YZ, 6.5% 10/25/31	88	101
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,286
Series 2005-73 Class SA, 17.0105% 8/25/35 (e)(i)	346	424
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,263
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,523	1,695
Series 2001-31 Class ZC, 6.5% 7/25/31	605	693
Series 2002-16 Class ZD, 6.5% 4/25/32	247	285
Series 2002-74 Class SV, 7.3425% 11/25/32 (e)(g)	421	96
Series 2002-79 Class Z, 5.5% 11/25/22	801	879
Series 2003-80 Class CG, 6% 4/25/30	107	108
Series 1993-165 Class SH, 19.1811% 9/25/23 (e)(i)	70	94
Series 2003-21 Class SK, 7.8925% 3/25/33 (e)(g)(i)	243	53
Series 2003-35 Class TQ, 7.2925% 5/25/18 (e)(g)(i)	187	28
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	269	23
Series 2003-42 Class SJ, 6.8425% 11/25/22 (e)(g)(i)	139	9
Series 2003-48 Class HI, 5% 11/25/17 (g)	364	24
Series 2005-104 Class NI, 6.4925% 3/25/35 (e)(g)(i)	3,194	506
Series 2007-57 Class SA, 39.375% 6/25/37 (e)(i)	1,071	1,969
Series 2007-66:
Class FB, 0.6075% 7/25/37 (e)	1,741	1,742
Class SB, 38.355% 7/25/37 (e)(i)	321	612
Series 2008-12 Class SG, 6.1425% 3/25/38 (e)(g)(i)	2,220	330
Series 2009-114 Class AI, 5% 12/25/23 (g)	1,102	85
Series 2009-16 Class SA, 6.0425% 3/25/24 (e)(g)(i)	1,247	109
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	705	71
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	332	32
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	532	49
Series 2010-12 Class AI, 5% 12/25/18 (g)	2,011	243
Series 2010-135 Class LS, 5.8425% 12/25/40 (e)(g)(i)	1,722	259
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,678	244
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (g)	$ 930	$ 73
Class HI, 4.5% 10/25/18 (g)	624	61
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,889	186
Series 2010-96 Class DI, 4% 5/25/23 (g)	840	31
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	1,095	85
Series 2011-67 Class AI, 4% 7/25/26 (g)	606	55
Series 2011-83 Class DI, 6% 9/25/26 (g)	980	138
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	1,083	1,038
Series 339 Class 29, 5.5% 7/1/18 (g)	563	53
Series 348 Class 14, 6.5% 8/1/34 (g)	411	87
Series 351:
Class 12, 5.5% 4/1/34 (g)	299	52
Class 13, 6% 3/1/34 (g)	374	68
Series 359 Class 19, 6% 7/1/35 (g)	343	44
Series 384 Class 6, 5% 7/25/37 (g)	1,232	148
Freddie Mac:
floater:
Series 3222 Class HF, 0% 9/15/36 (e)	73	65
Series 3318 Class GY, 0% 5/15/37 (e)	14	14
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,665	1,860
Series 2104 Class PG, 6% 12/15/28	510	567
Series 2121 Class MG, 6% 2/15/29	677	754
Series 2154 Class PT, 6% 5/15/29	1,072	1,194
Series 2162 Class PH, 6% 6/15/29	176	196
Series 2520 Class BE, 6% 11/15/32	924	1,031
Series 2585 Class KS, 7.392% 3/15/23 (e)(g)(i)	112	17
Series 2590 Class YR, 5.5% 9/15/32 (g)	24	1
Series 2802 Class OB, 6% 5/15/34	3,375	3,895
Series 2810 Class PD, 6% 6/15/33	871	904
Series 3002 Class NE, 5% 7/15/35	680	795
Series 3415 Class PC, 5% 12/15/37	507	552
Series 3741 Class YU, 3.5% 11/15/22	2,016	2,119
Series 3786 Class HI, 4% 3/15/38 (g)	1,483	210
Series 3806 Class UP, 4.5% 2/15/41	2,175	2,396
Series 3832 Class PE, 5% 3/15/41	960	1,125
Series 70 Class C, 9% 9/15/20	39	44
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	$ 235	$ 261
Series 2135 Class JE, 6% 3/15/29	807	899
Series 2274 Class ZM, 6.5% 1/15/31	338	384
Series 2281 Class ZB, 6% 3/15/30	305	338
Series 2357 Class ZB, 6.5% 9/15/31	713	809
Series 2502 Class ZC, 6% 9/15/32	918	1,032
Series 2575 Class ID, 5.5% 8/15/22 (g)	9	0*
Series 2817 Class SD, 6.842% 7/15/30 (e)(g)(i)	178	13
Series 3097 Class IA, 5.5% 3/15/33 (g)	727	31
Series 1658 Class GZ, 7% 1/15/24	954	1,067
Series 2587 Class IM, 6.5% 3/15/33 (g)	471	94
Series 2844:
Class SC, 45.448% 8/15/24 (e)(i)	34	66
Class SD, 83.746% 8/15/24 (e)(i)	49	117
Series 2947 Class XZ, 6% 3/15/35	695	833
Series 3244 Class SG, 6.452% 11/15/36 (e)(g)(i)	856	153
Series 3284 Class CI, 5.912% 3/15/37 (e)(g)	2,309	398
Series 3287 Class SD, 6.542% 3/15/37 (e)(g)(i)	1,423	300
Series 3297 Class BI, 6.552% 4/15/37 (e)(g)(i)	2,020	427
Series 3772 Class BI, 4.5% 10/15/18 (g)	1,232	87
Series 3949 Class MK, 4.5% 10/15/34	600	680
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	619	706
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.476% 6/16/37 (e)(g)(i)	493	103
Series 2010-H17 Class FA, 0.541% 7/20/60 (e)(j)	401	396
Series 2010-H18 Class AF, 0.5145% 9/20/60 (e)(j)	433	429
Series 2010-H19 Class FG, 0.5145% 8/20/60 (e)(j)	555	550
Series 2011-H05 Class FA, 0.7145% 12/20/60 (e)(j)	1,459	1,460
Series 2011-H13 Class FA, 0.7145% 4/20/61 (e)(j)	231	231
Series 2011-H14:
Class FB, 0.7145% 5/20/61 (e)(j)	1,632	1,633
Class FC, 0.7145% 5/20/61 (e)(j)	1,639	1,640
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	867	170
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-79 Class PO, 6/20/40 (h)	$ 2,772	$ 2,522
sequential payer:
Series 2002-24 Class SK, 7.7425% 4/16/32 (e)(g)(i)	1,977	526
Series 2002-42 Class ZA, 6% 6/20/32	827	933
Series 2001-36 Class SP, 8.5425% 9/16/26 (e)(g)	1,017	211
Series 2004-73 Class AL, 6.9925% 8/17/34 (e)(g)(i)	243	56
Series 1998-2 Class SA, 8.2925% 1/16/28 (e)(g)	758	188
Series 1999-34 Class SC, 8.3925% 9/16/19 (e)(g)(i)	1,026	127
Series 1999-40 Class SE, 8.7425% 11/16/29 (e)(g)(i)	1,379	183
Series 2000-8 Class SA, 8.2425% 1/16/30 (e)(g)(i)	1,213	154
Series 2001-3 Class S, 7.8925% 2/16/31 (e)(g)	446	106
Series 2001-36 Class SB, 7.8925% 12/16/23 (e)(g)(i)	1,350	290
Series 2001-38 Class SB, 7.3725% 8/16/31 (e)(g)(i)	720	173
Series 2001-41 Class SG, 8.5425% 9/16/31 (e)(g)	511	100
Series 2001-46 Class SB, 7.9425% 5/16/23 (e)(g)	743	111
Series 2001-49:
Class SC, 7.3925% 12/16/25 (e)(g)(i)	1,706	347
Class SL, 7.3925% 5/16/30 (e)(g)(i)	1,797	399
Class SV, 8.0425% 12/16/28 (e)(g)(i)	1,971	256
Series 2001-50:
Class SD, 7.9925% 11/20/31 (e)(g)(i)	1,070	267
Class ST, 7.4925% 8/16/27 (e)(g)(i)	435	103
Series 2002-5 Class SP, 7.2425% 1/16/32 (e)(g)(i)	741	164
Series 2004-32 Class GS, 6.286% 5/16/34 (e)(g)(i)	663	141
Series 2010-91 Class PO, 7/20/40 (h)	837	756
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,649	769
Series 2012-76 Class GS, 6.486% 6/16/42 (e)(g)(i)	1,617	272
Series 2012-97 Class JS, 6.0425% 8/16/42 (e)(g)(i)	5,123	940
TOTAL U.S. GOVERNMENT AGENCY		71,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $121,205)		125,757
Commercial Mortgage Securities - 2.0%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (e)	$ 144	$ 145
Class PS1, 1.2492% 2/14/43 (e)(g)	1,892	54
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	253	254
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.358% 8/15/17 (b)(e)	2,910	2,933
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.5175% 7/25/37 (b)(e)	62	21
Class M2, 0.5475% 7/25/37 (b)(e)	64	18
Class M3, 0.5775% 7/25/37 (b)(e)	104	23
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3289% 5/15/35 (b)(e)(g)	6,312	110
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,888
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	740	741
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	124	124
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,281
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.8131% 6/15/49 (e)	4,140	4,830
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,341	3,358
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	249	255
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (e)(g)	9,316	45
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7474% 7/9/21 (b)(e)	1,210	1,169
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	202
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A2, 0.3275% 9/15/21 (b)(e)	1,571	1,537
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer Series 2007-C33 Class A4, 5.9225% 2/15/51 (e)	$ 1,470	$ 1,740
Series 2007-C31A Class A2, 5.421% 4/15/47	621	640
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,780)		25,368
Fixed-Income Funds - 9.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $121,146)	1,104,334	120,914
Cash Equivalents - 8.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $104,907)	$ 104,909	104,907
TOTAL INVESTMENT PORTFOLIO - 143.8% (Cost $1,854,247)		1,877,043
NET OTHER ASSETS (LIABILITIES) - (43.8)%		(571,589)
NET ASSETS - 100%		$ 1,305,454
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 1/1/43	$ (19,600)	(20,033)
3% 12/1/42	(11,900)	(12,515)
3% 12/1/42	(600)	(631)
3.5% 12/1/27	(1,600)	(1,697)
3.5% 12/1/42	(22,200)	(23,688)
3.5% 12/1/42	(15,200)	(16,219)
3.5% 12/1/42	(3,700)	(3,948)
3.5% 12/1/42	(1,000)	(1,067)
3.5% 12/1/42	(10,000)	(10,670)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/42	$ (9,400)	$ (10,030)
3.5% 12/1/42	(11,400)	(12,164)
4% 12/1/42	(11,000)	(11,785)
4% 12/1/42	(31,100)	(33,319)
4% 12/1/42	(1,100)	(1,178)
4% 12/1/42	(3,500)	(3,750)
4% 1/1/43	(4,200)	(4,496)
4.5% 12/1/27	(700)	(753)
4.5% 12/1/42	(34,200)	(36,861)
4.5% 12/1/42	(15,600)	(16,814)
4.5% 12/1/42	(6,100)	(6,575)
4.5% 12/1/42	(6,200)	(6,682)
4.5% 12/1/42	(15,600)	(16,814)
4.5% 12/1/42	(28,000)	(30,179)
4.5% 12/1/42	(6,200)	(6,682)
5% 12/1/42	(2,700)	(2,926)
5.5% 12/1/42	(2,900)	(3,152)
6% 12/1/42	(5,100)	(5,591)
6% 12/1/42	(1,200)	(1,316)
6% 12/1/42	(1,200)	(1,316)
TOTAL FANNIE MAE		(302,851)
Freddie Mac
3.5% 12/1/42	(4,000)	(4,254)
3.5% 12/1/42	(4,000)	(4,254)
3.5% 12/1/42	(3,700)	(3,935)
TOTAL FREDDIE MAC		(12,443)
Ginnie Mae
3% 12/1/42	(1,000)	(1,067)
4% 12/1/42	(2,000)	(2,188)
4.5% 12/1/42	(46,800)	(50,976)
TOTAL GINNIE MAE		(54,231)
TOTAL TBA SALE COMMITMENTS (Proceeds $368,672)		$ (369,525)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Jun. 2014	$ 900	3-month LIBOR	0.54%	$ (4)	$ 0	$ (4)
JPMorgan Chase, Inc.	Feb. 2017	18,000	3-month LIBOR	1%	(349)	0	(349)
JPMorgan Chase, Inc.	Jun. 2017	1,700	3-month LIBOR	1%	(33)	0	(33)
JPMorgan Chase, Inc.	Jun. 2017	1,000	3-month LIBOR	0.98%	(18)	0	(18)
JPMorgan Chase, Inc.	Sep. 2017	13,000	3-month LIBOR	0.83%	(86)	0	(86)
JPMorgan Chase, Inc.	Jun. 2022	1,500	3-month LIBOR	1.78%	(35)	0	(35)
Credit Suisse First Boston	Aug. 2041	2,900	3-month LIBOR	3.75%	(781)	0	(781)
JPMorgan Chase, Inc.	Jun. 2042	300	3-month LIBOR	2.45%	5	0	5
TOTAL INTEREST RATE SWAPS					$ (1,301)	$ 0	$ (1,301)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,680,000 or 3.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $483,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$104,907,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 21,053
Credit Suisse Securities (USA) LLC	15,924
HSBC Securities (USA), Inc.	28,071
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,877
Mizuho Securities USA, Inc.	1,964
UBS Securities LLC	7,018
$ 104,907
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 198
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,146	$ -	$ 120,914	0.8%
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,464,429	$ -	$ 1,464,429	$ -
Asset-Backed Securities	35,668	-	35,668	-
Collateralized Mortgage Obligations	125,757	-	125,757	-
Commercial Mortgage Securities	25,368	-	25,368	-
Fixed-Income Funds	120,914	120,914	-	-
Cash Equivalents	104,907	-	104,907	-
Total Investments in Securities:	$ 1,877,043	$ 120,914	$ 1,756,129	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 5	$ -	$ 5	$ -
Liabilities
Swap Agreements	$ (1,306)	$ -	$ (1,306)	$ -
Total Derivative Instruments:	$ (1,301)	$ -	$ (1,301)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (369,525)	$ -	$ (369,525)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,854,237,000. Net unrealized appreciation aggregated $22,806,000, of which $32,059,000 related to appreciated investment securities and $9,253,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

1.813055.108

SFI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.2%
Daimler Finance North America LLC:
1.3% 7/31/15 (d)	$ 2,620,000	$ 2,637,512
1.65% 4/10/15 (d)	1,310,000	1,327,437
1.875% 9/15/14 (d)	1,270,000	1,288,398
1.95% 3/28/14 (d)	3,076,000	3,117,268
2.3% 1/9/15 (d)	1,330,000	1,363,954
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	1,090,000	1,086,318
1.625% 3/22/15 (d)	2,300,000	2,333,605
		13,154,492
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,013,805
Media - 0.8%
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,270,985
3.65% 4/30/15	1,310,000	1,397,243
News America, Inc. 5.3% 12/15/14	2,007,000	2,188,296
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,040,870
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,650,561
Walt Disney Co. 1.1% 12/1/17	976,000	973,263
		9,521,218
TOTAL CONSUMER DISCRETIONARY		23,689,515
CONSUMER STAPLES - 2.5%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,638,924
1.5% 7/14/14	1,611,000	1,635,469
Beam, Inc. 1.875% 5/15/17	541,000	555,383
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,274,733
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,162,143
Heineken NV:
0.8% 10/1/15 (d)	1,492,000	1,488,926
1.4% 10/1/17 (d)	556,000	557,084
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,786,632
		12,099,294
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 1,607,000	$ 1,676,183
Walgreen Co. 1% 3/13/15	1,695,000	1,697,505
		3,373,688
Food Products - 0.6%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	503,194
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,214,660
Kraft Foods Group, Inc. 1.625% 6/4/15 (d)	2,690,000	2,731,762
Kraft Foods, Inc. 2.625% 5/8/13	2,575,000	2,594,557
		7,044,173
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,503,925
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,240,563
6.75% 6/15/17	1,032,000	1,260,303
		5,004,791
TOTAL CONSUMER STAPLES		27,521,946
ENERGY - 2.2%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,015,684
Oil, Gas & Consumable Fuels - 2.1%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,434,636
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,488,416
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,239,097
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	967,493
5.65% 4/1/13	1,227,000	1,245,043
Gazstream SA 5.625% 7/22/13 (d)	215,778	218,475
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,818,181
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,356,551
3.875% 1/27/16	1,151,000	1,219,396
Phillips 66:
1.95% 3/5/15 (d)	2,620,000	2,676,757
2.95% 5/1/17 (d)	650,000	692,665
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	1,970,050
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,503,516
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,916,951
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP 2.95% 6/15/16	$ 313,000	$ 322,452
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,227,926
		23,297,605
TOTAL ENERGY		24,313,289
FINANCIALS - 23.5%
Capital Markets - 2.8%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,092,391
3.7% 8/1/15	2,000,000	2,111,204
5.125% 1/15/15	5,117,000	5,503,845
HSBC Bank PLC 3.1% 5/24/16 (d)	1,210,000	1,286,762
JPMorgan Chase & Co.:
1.1% 10/15/15	1,080,000	1,079,269
1.1158% 1/24/14 (f)	2,500,000	2,516,488
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	1,013,431
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,221,919
2.875% 7/28/14	452,000	462,591
4.1% 1/26/15	554,000	575,843
4.2% 11/20/14	400,000	418,388
6% 5/13/14	2,690,000	2,851,712
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	2,400,000	2,537,424
State Street Corp. 4.3% 5/30/14	1,110,000	1,172,373
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,216,185
UBS AG Stamford Branch:
1.3133% 1/28/14 (f)	1,000,000	1,004,687
2.25% 1/28/14	2,500,000	2,538,998
		30,603,510
Commercial Banks - 10.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	1,210,000	1,225,477
Bank of America NA 5.3% 3/15/17	250,000	279,428
Bank of England 0.5% 3/6/15 (d)	1,812,000	1,819,067
Bank of Nova Scotia 1.85% 1/12/15	4,200,000	4,305,071
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	1,928,000	1,932,508
Barclays Bank PLC:
1.3803% 1/13/14 (f)	4,500,000	4,524,980
2.375% 1/13/14	3,080,000	3,130,879
BB&T Corp. 2.05% 4/28/14	2,710,000	2,762,425
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BNP Paribas:
0.7513% 4/8/13 (f)	$ 965,000	$ 964,850
2.125% 12/21/12	2,030,000	2,031,456
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,111,908
Commonwealth Bank of Australia:
1.1188% 3/17/14 (d)(f)	1,440,000	1,449,274
1.95% 3/16/15	1,310,000	1,345,775
3.5% 3/19/15 (d)	1,300,000	1,374,169
Credit Suisse New York Branch:
1.3003% 1/14/14 (f)	1,400,000	1,408,884
2.2% 1/14/14	4,582,000	4,655,688
Danske Bank A/S 1.3903% 4/14/14 (d)(f)	1,800,000	1,783,107
Fifth Third Bancorp 3.625% 1/25/16	673,000	721,224
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,544,318
KeyBank NA 5.8% 7/1/14	3,604,000	3,870,213
KeyCorp. 6.5% 5/14/13	1,500,000	1,540,346
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	1,630,000	1,640,841
National Australia Bank Ltd.:
1.0668% 4/11/14 (d)(f)	1,500,000	1,509,849
2% 3/9/15	1,310,000	1,339,809
National Bank of Canada 1.5% 6/26/15	1,794,000	1,821,891
Nordea Bank AB 1.75% 10/4/13 (d)	1,830,000	1,846,333
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,759,038
3.625% 2/8/15	1,445,000	1,534,964
Rabobank (Netherlands) NV:
1.85% 1/10/14	5,323,000	5,396,819
2.125% 10/13/15	862,000	889,130
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,317,875
Royal Bank of Canada:
0.6303% 4/17/14 (f)	1,400,000	1,402,171
0.8% 10/30/15	2,180,000	2,179,747
1.125% 1/15/14	553,000	556,824
1.45% 10/30/14	2,332,000	2,369,443
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,336,000	1,366,977
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	1,970,000	2,013,301
1.9% 1/12/15 (d)	1,600,000	1,636,622
1.95% 1/14/14 (d)	2,400,000	2,424,199
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.:
0.6603% 4/1/15 (f)	$ 1,600,000	$ 1,563,574
3.5% 1/20/17	424,000	458,004
3.6% 4/15/16	1,025,000	1,096,953
5% 9/1/15	1,059,000	1,160,648
The Toronto Dominion Bank:
0.7628% 11/1/13 (f)	1,400,000	1,404,948
1.375% 7/14/14	3,000,000	3,042,477
U.S. Bancorp 4.2% 5/15/14	1,770,000	1,861,236
Union Bank NA 2.125% 12/16/13	3,642,000	3,699,544
Wachovia Bank NA 0.6928% 11/3/14 (f)	1,820,000	1,811,198
Wells Fargo & Co.:
0.5133% 10/28/15 (f)	5,000,000	4,923,005
3.625% 4/15/15	2,400,000	2,555,686
Westpac Banking Corp.:
1.0923% 3/31/14 (d)(f)	1,300,000	1,308,705
1.125% 9/25/15	2,085,000	2,102,364
1.85% 12/9/13	1,889,000	1,915,841
2% 8/14/17	2,250,000	2,325,814
2.1% 8/2/13	581,000	587,760
		110,604,637
Consumer Finance - 4.2%
American Express Credit Corp.:
0.875% 11/13/15	1,090,000	1,090,347
1.223% 6/24/14 (f)	2,235,000	2,256,342
2.75% 9/15/15	2,530,000	2,662,099
2.8% 9/19/16	970,000	1,030,724
American Honda Finance Corp.:
0.7618% 5/8/14 (d)(f)	1,000,000	1,004,538
1.45% 2/27/15 (d)	1,310,000	1,331,677
Capital One Financial Corp.:
0.9528% 11/6/15 (f)	1,000,000	1,002,880
1% 11/6/15	1,090,000	1,085,815
2.125% 7/15/14	2,639,000	2,688,450
2.15% 3/23/15	1,300,000	1,329,296
7.375% 5/23/14	2,500,000	2,733,385
Caterpillar Financial Services Corp. 2.75% 6/24/15	701,000	736,127
Ford Motor Credit Co. LLC:
2.75% 5/15/15	2,000,000	2,036,558
3% 6/12/17	1,350,000	1,375,310
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1.0158% 4/24/14 (f)	$ 1,310,000	$ 1,319,162
1.625% 7/2/15	3,165,000	3,209,975
2.15% 1/9/15	10,668,000	10,943,128
2.25% 11/9/15	3,150,000	3,256,476
HSBC USA, Inc. 2.375% 2/13/15	2,353,000	2,422,654
Hyundai Capital America 1.625% 10/2/15 (d)	851,000	856,893
Toyota Motor Credit Corp. 0.7303% 1/17/14 (f)	2,000,000	2,007,974
		46,379,810
Diversified Financial Services - 4.6%
ABB Finance (USA), Inc. 1.625% 5/8/17	511,000	518,603
Bank of America Corp.:
1.5% 10/9/15	1,000,000	1,003,498
1.8968% 7/11/14 (f)	2,780,000	2,811,959
3.7% 9/1/15	3,960,000	4,184,750
BP Capital Markets PLC:
1.0078% 3/11/14 (f)	2,210,000	2,224,851
1.7% 12/5/14	1,320,000	1,345,906
2.248% 11/1/16	1,320,000	1,373,237
Citigroup, Inc.:
1.2903% 4/1/14 (f)	500,000	502,493
1.7903% 1/13/14 (f)	3,558,000	3,597,092
2.31% 8/13/13 (f)	650,000	657,116
2.65% 3/2/15	3,350,000	3,447,760
5.125% 5/5/14	1,022,000	1,078,467
6.375% 8/12/14	2,900,000	3,142,054
6.5% 8/19/13	1,733,000	1,801,601
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,250,768
Export Development Canada 1.5% 5/15/14	800,000	814,080
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,114,315
3.7% 1/20/15	7,280,000	7,672,625
MassMutual Global Funding II 0.7203% 1/14/14 (d)(f)	4,242,000	4,254,052
MetLife Institutional Funding II 1.254% 4/4/14 (d)(f)	1,000,000	1,009,187
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	270,000	272,249
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,878,493
		50,955,156
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.6%
American International Group, Inc.:
3.8% 3/22/17	$ 818,000	$ 880,843
4.25% 9/15/14	2,270,000	2,397,576
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,362,965
Berkshire Hathaway, Inc. 1.01% 8/15/14 (f)	1,400,000	1,415,289
MetLife, Inc. 1.756% 12/15/17 (c)	465,000	472,578
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	4,359,000	4,481,209
2.5% 9/29/15 (d)	1,000,000	1,045,136
New York Life Global Funding 2.25% 12/14/12 (d)	1,200,000	1,200,614
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,232,464
Principal Life Global Funding II 0.9763% 7/9/14 (d)(f)	2,000,000	1,999,522
Prudential Financial, Inc.:
2.75% 1/14/13	530,000	531,223
5.15% 1/15/13	672,000	675,564
		17,694,983
Real Estate Investment Trusts - 0.0%
Equity One, Inc. 5.375% 10/15/15	144,000	157,766
Health Care REIT, Inc. 2.25% 3/15/18	341,000	340,847
		498,613
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	771,491
Simon Property Group LP:
4.2% 2/1/15	484,000	514,356
5.3% 5/30/13	1,511,000	1,546,558
Tanger Properties LP 6.15% 11/15/15	404,000	460,117
		3,292,522
TOTAL FINANCIALS		260,029,231
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,330,719
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	136,153
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	1,970,000	2,009,244
McKesson Corp. 0.95% 12/4/15	213,000	213,478
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 357,000	$ 360,167
1.875% 1/15/18	647,000	658,606
		3,377,648
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15 (d)	1,100,000	1,104,919
1.75% 11/6/17 (d)	1,865,000	1,890,756
Sanofi SA:
1.2% 9/30/14	920,000	931,169
2.625% 3/29/16	1,263,000	1,331,242
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,226,335
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	1,300,000	1,324,830
		7,809,251
TOTAL HEALTH CARE		12,517,618
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,579,331
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (i)	842,755	825,900
Industrial Conglomerates - 0.2%
Covidien International Finance SA 1.875% 6/15/13	1,330,000	1,339,623
General Electric Co. 0.85% 10/9/15	1,143,000	1,143,453
		2,483,076
TOTAL INDUSTRIALS		4,888,307
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,211,349
2.625% 12/9/14	1,330,000	1,326,767
		2,538,116
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	688,132
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,684,135
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp. 1.13% 5/16/14 (f)	$ 5,738,000	$ 5,726,736
TOTAL INFORMATION TECHNOLOGY		10,637,119
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	2,400,000	2,417,170
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	1,970,000	1,992,064
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	1,413,000	1,574,894
		5,984,128
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	766,364
AT&T, Inc.:
2.5% 8/15/15	2,320,000	2,423,388
2.95% 5/15/16	1,200,000	1,274,495
British Telecommunications PLC 2% 6/22/15	2,031,000	2,088,481
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,280,760
Qwest Corp. 3.6388% 6/15/13 (f)	3,110,000	3,145,218
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,835,663
		13,814,369
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de C.V. 2.375% 9/8/16	1,532,000	1,600,362
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,666,442
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,505,771
		6,772,575
TOTAL TELECOMMUNICATION SERVICES		20,586,944
UTILITIES - 3.8%
Electric Utilities - 2.2%
American Electric Power Co., Inc. 1.65% 12/15/17	454,000	455,135
Appalachian Power Co. 0.685% 8/16/13 (f)	2,520,000	2,523,813
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,470,973
Entergy Louisiana LLC 1.875% 12/15/14	748,000	766,428
FirstEnergy Solutions Corp. 4.8% 2/15/15	2,840,000	3,059,188
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,374,231
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	$ 2,234,000	$ 2,256,110
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,802,953
Northeast Utilities 1.1288% 9/20/13 (f)	3,490,000	3,508,466
Pacific Gas & Electric Co. 6.25% 12/1/13	1,278,000	1,348,351
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,138,467
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,631,988
Southern Co. 4.15% 5/15/14	412,000	432,696
		24,768,799
Independent Power Producers & Energy Traders - 0.3%
PSEG Power LLC 2.5% 4/15/13	2,910,000	2,931,258
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
1.95% 8/15/16	848,000	878,458
2.25% 9/1/15	1,300,000	1,350,814
2.6623% 9/30/66 (f)	1,336,000	1,255,145
DTE Energy Co. 1.1183% 6/3/13 (f)	3,081,000	3,088,166
NiSource Finance Corp.:
5.4% 7/15/14	1,000,000	1,069,635
6.15% 3/1/13	1,790,000	1,811,997
PG&E Corp. 5.75% 4/1/14	590,000	627,519
Sempra Energy:
1.1488% 3/15/14 (f)	1,515,000	1,522,430
2% 3/15/14	2,435,000	2,474,250
		14,078,414
TOTAL UTILITIES		41,778,471
TOTAL NONCONVERTIBLE BONDS (Cost $423,072,865)		431,946,568
U.S. Government and Government Agency Obligations - 31.3%

U.S. Government Agency Obligations - 6.4%
Fannie Mae:
0.5% 5/27/15	19,767,000	19,836,046
0.5% 7/2/15	13,619,000	13,665,563
0.5% 9/28/15	14,889,000	14,936,526
0.75% 12/19/14	2,650,000	2,673,468
0.875% 12/20/17	985,000	990,454
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.625% 10/26/15	$ 5,050,000	$ 5,229,174
Freddie Mac:
0.75% 11/25/14	8,338,000	8,413,784
1% 9/29/17	3,978,000	4,036,186
1.75% 9/10/15	1,397,000	1,449,984
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		71,231,185
U.S. Treasury Obligations - 24.7%
U.S. Treasury Notes:
0.25% 9/15/14	16,553,000	16,551,709
0.25% 9/30/14	4,005,000	4,005,000
0.25% 1/15/15	14,999,000	14,989,626
0.25% 7/15/15	42,805,000	42,744,816
0.25% 9/15/15	25,000,000	24,953,125
0.375% 11/15/14	27,628,000	27,689,528
0.5% 8/15/14	69,749,000	70,045,982
1.375% 11/30/15	44,117,000	45,468,083
1.75% 7/31/15	12,067,000	12,526,113
2.375% 9/30/14	3,667,000	3,808,667
2.375% 10/31/14	9,988,000	10,389,078
TOTAL U.S. TREASURY OBLIGATIONS		273,171,727
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,739,185
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $344,678,964)		346,142,097
U.S. Government Agency - Mortgage Securities - 4.1%

Fannie Mae - 2.5%
2.225% 10/1/33 (f)	54,617	57,490
2.285% 3/1/35 (f)	45,827	48,387
2.332% 3/1/35 (f)	28,530	30,485
2.332% 5/1/35 (f)	521,299	554,376
2.367% 12/1/33 (f)	306,514	326,269
2.379% 7/1/35 (f)	1,723,645	1,836,065
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.421% 11/1/36 (f)	$ 93,138	$ 99,562
2.428% 12/1/34 (f)	300,708	321,400
2.452% 10/1/35 (f)	45,791	47,885
2.524% 10/1/33 (f)	82,374	87,963
2.538% 10/1/41 (f)	963,248	1,007,463
2.542% 5/1/33 (f)	10,914	11,452
2.577% 11/1/34 (f)	261,805	277,372
2.614% 7/1/35 (f)	516,929	550,133
2.668% 10/1/35 (f)	649,112	691,454
2.693% 9/1/41 (f)	1,208,258	1,267,154
2.7% 2/1/35 (f)	590,183	628,793
2.729% 7/1/35 (f)	192,764	205,089
2.739% 8/1/41 (f)	1,458,000	1,527,672
2.751% 11/1/36 (f)	652,171	701,287
2.807% 8/1/35 (f)	366,006	392,874
2.86% 4/1/35 (f)	186,713	200,268
3.008% 8/1/41 (f)	382,930	400,930
3.188% 1/1/40 (f)	755,112	788,565
3.195% 10/1/35 (f)	121,762	130,109
3.469% 3/1/40 (f)	571,568	597,145
3.5% 5/1/27	5,182,890	5,561,779
3.529% 12/1/39 (f)	206,880	216,585
3.604% 3/1/40 (f)	785,816	825,127
4.5% 6/1/19 to 7/1/20	723,328	777,641
5.5% 11/1/17 to 11/1/34	7,025,062	7,692,505
6.5% 4/1/13 to 6/1/16	223,731	231,066
7% 1/1/16 to 11/1/18	45,743	48,887
7.5% 10/1/14	4,829	5,056
TOTAL FANNIE MAE		28,146,288
Freddie Mac - 1.6%
2.373% 1/1/35 (f)	91,441	97,508
2.52% 11/1/35 (f)	370,196	392,838
2.745% 4/1/35 (f)	642,584	686,726
2.831% 6/1/37 (f)	383,075	411,926
2.84% 8/1/36 (f)	196,924	211,754
2.975% 8/1/41 (f)	768,536	801,581
2.985% 8/1/34 (f)	125,911	135,394
3% 8/1/21	2,224,894	2,328,230
3.1% 9/1/41 (f)	466,805	491,931
3.585% 4/1/40 (f)	533,543	561,812
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.597% 4/1/40 (f)	$ 408,422	$ 427,696
4% 6/1/24 to 4/1/26	7,424,476	7,931,970
4.5% 8/1/18 to 11/1/18	2,365,522	2,525,863
8.5% 5/1/26 to 7/1/28	66,211	78,765
12% 11/1/19	1,144	1,210
TOTAL FREDDIE MAC		17,085,204
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	317,048	367,388
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $44,567,523)		45,598,880
Asset-Backed Securities - 12.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	397,490	380,245
Series 2005-1 Class M1, 0.6775% 4/25/35 (f)	109,528	96,218
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8825% 4/25/35 (f)	7,650	7,527
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	61,000	610
Ally Auto Receivables Trust:
Series 2011-2 Class A3, 1.18% 4/15/15	954,539	958,096
Series 2011-3 Class A3, 0.97% 8/17/15	1,500,223	1,505,569
Series 2012-SN1 Class A3, 0.57% 8/20/15	1,130,000	1,130,570
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	510,000	514,649
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,448,157
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,514,876
Series 2011-5 Class A1, 0.858% 6/15/15 (f)	2,720,000	2,724,502
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,664,629
Series 2012-2 Class A, 0.708% 3/15/16 (f)	1,300,000	1,300,524
Series 2012-3 Class A2, 1.21% 6/15/17	2,630,000	2,643,350
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,201,539
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,729,773
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,223,499	1,226,160
Series 2011-1 Class A3, 1.39% 9/8/15	777,223	780,352
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2011-2 Class A3, 1.61% 10/8/15	$ 1,800,000	$ 1,811,162
Series 2011-3 Class A3, 1.17% 1/8/16	650,000	653,429
Series 2011-4 Class A/S, 0.92% 3/9/15	889,962	891,150
Series 2011-5 Class A2, 1.19% 8/8/15	378,403	379,562
Series 2012-1 Class A2, 0.91% 10/8/15	809,347	811,150
Series 2012-2 Class A3, 1.05% 10/11/16	810,000	816,671
Series 2012-5 Class A3, 0.92% 6/8/17	1,610,000	1,609,782
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7575% 4/25/34 (f)	13,839	6,074
Series 2005-R2 Class M1, 0.6575% 4/25/35 (f)	262,030	251,901
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (f)	82,560	68,906
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (f)	163,644	50,248
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (b)(d)(f)	432,000	0
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,838,966
Bank of America Credit Card Master Trust Series 2008-B1 Class B1, 1.708% 6/15/15 (f)	1,500,000	1,502,277
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.608% 9/15/17 (d)(f)	2,000,000	1,997,137
BMW Vehicle Lease Trust Series 2012-1 Class A3, 1.02% 2/20/15	1,410,000	1,415,306
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	1,150,000	1,153,769
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	1,349,468	1,362,295
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (d)(f)	105,123	95,268
Class B, 0.9575% 7/20/39 (d)(f)	373,480	168,533
Class C, 1.3075% 7/20/39 (d)(f)	478,070	5,378
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (f)	228,766	106,533
Chase Issuance Trust Series 2012-A Class A1, 0.308% 5/16/16 (f)	2,000,000	2,000,700
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	1,000,000	1,001,620
Class A3, 1.1% 8/22/16 (d)	1,800,000	1,805,388
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/7/17	2,990,000	2,988,058
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	$ 41,917	$ 0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4607% 3/25/32 (MGIC Investment Corp. Insured) (f)	31,876	29,844
Series 2004-2 Class 3A4, 0.7075% 7/25/34 (f)	62,430	53,073
Series 2004-3 Class M4, 1.6625% 4/25/34 (f)	20,061	9,252
Series 2004-4 Class M2, 1.0025% 6/25/34 (f)	74,616	44,812
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,943,772
Series 2012-A2 Class A2, 0.364% 10/17/16 (f)	3,000,000	3,003,795
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,452,530
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,680,000	1,690,824
Fannie Mae Series 2004-T5:
Class AB1, 0.7581% 5/28/35 (f)	159,655	126,154
Class AB3, 1.074% 5/28/35 (f)	67,441	50,453
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (f)	36,914	23,627
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4875% 10/25/35 (f)	105,313	104,905
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	2,080,000	2,091,504
Series 2012-A Class A3, 0.85% 1/15/15	820,000	823,621
Series 2012-B:
Class A2, 0.54% 11/15/14	520,000	520,289
Class A3, 0.86% 9/15/15	1,240,000	1,241,075
Ford Credit Auto Owner Trust Series 2012-B Class A3, 1.01% 12/15/16	1,950,000	1,957,364
Ford Credit Auto Owner Trust 2012-D Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,089,858
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,118,472
Series 2012-1 Class A, 0.684% 1/15/16 (f)	5,000,000	5,018,225
Series 2012-4 Class A1, 0.74% 9/15/16	2,380,000	2,381,214
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6325% 11/25/34 (f)	104,293	5,749
Class M5, 1.7075% 11/25/34 (f)	61,665	1,245
Series 2005-A:
Class M3, 0.9425% 1/25/35 (f)	120,398	41,171
Class M4, 1.2275% 1/25/35 (f)	46,138	5,853
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(f)	$ 298,000	$ 187,740
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	233,250	227,419
GE Business Loan Trust Series 2003-1 Class A, 0.638% 4/15/31 (d)(f)	22,908	21,680
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,476,472
Series 2012-4 Class A, 0.508% 6/15/18 (f)	2,000,000	2,006,625
Series 2012-5 Class A, 0.97% 6/15/18	3,380,000	3,415,803
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,054,834
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	1,310,000	1,311,998
Series 2012-2 Class A2, 0.47% 4/24/15	1,700,000	1,699,383
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (d)(f)	1,785,394	1,758,613
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4975% 8/25/33 (f)	84,106	72,520
Series 2003-5 Class A2, 0.9075% 12/25/33 (f)	44,160	34,759
Series 2004-1 Class M2, 1.9075% 6/25/34 (f)	73,739	49,068
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	651,597
Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,619,013
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (f)	157,118	60,031
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	1,640,473	1,649,566
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (f)	157,766	149,842
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6935% 12/27/29 (f)	61,421	55,874
Marriott Vacation Club Owner Trust Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	48,967	49,215
Class C, 6.125% 4/20/28 (d)	48,967	49,138
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (f)	99,598	1,720
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	1,410,000	1,415,863
Series 2012-A Class A3, 0.88% 11/17/14	1,310,000	1,315,817
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (f)	138,087	128,942
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (f)	172,345	146,206
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (f)	138,792	114,960
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC8 Class M6, 1.4575% 9/25/34 (f)	$ 71,846	$ 33,045
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (f)	50,738	41,432
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (f)	52,840	2,004
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,848,094
Series 2011-B Class A3, 0.92% 2/16/15	930,000	938,206
Nissan Auto Receivables Owner Trust Series 2011-B Class A3, 0.95% 2/16/16	950,000	957,026
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.678% 5/15/17 (f)	2,670,000	2,676,665
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1971% 10/30/45 (f)	488,838	464,430
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (b)(d)(f)	71,000	0
Series 2006-1A Class A, 1.6075% 3/20/11 (b)(d)(f)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (f)	797,630	373,548
Class M4, 1.6575% 9/25/34 (f)	1,086,724	274,497
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (f)	187,294	125,827
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (f)	648	564
Santander Drive Auto Receivables Trust:
Series 2011-1 Class A2, 0.94% 2/18/14	163,782	163,856
Series 2011-3 Class A2, 1.11% 8/15/14	443,678	444,431
Series 2011-4 Class A2, 1.37% 3/16/15	718,625	721,305
Series 2012-1 Class A2, 1.25% 4/15/15	851,835	855,507
Series 2012-2 Class A2, 0.91% 5/15/15	1,264,051	1,267,475
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	916,202
Series 2012-4 Class A3, 1.04% 8/15/16	1,090,000	1,097,234
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,324,075
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (f)	153,918	141,746
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (d)(f)	36,936	36,659
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.9688% 6/15/33 (f)	277,803	189,580
Class C, 1.3388% 6/15/33 (f)	1,181,000	766,188
Series 2004-B:
Class A2, 0.5888% 6/15/21 (f)	1,252,119	1,223,751
Class C, 1.2588% 9/15/33 (f)	1,857,588	1,220,995
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Student Loan Trust Series 2012-7 Class A2, 0.489% 9/25/19 (f)	$ 2,189,000	$ 2,187,583
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (f)	7,652	2,443
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (f)	86,903	75,051
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,817,342	2,831,973
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (d)(f)	1,390,735	1,147,356
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	916,679
TOTAL ASSET-BACKED SECURITIES (Cost $136,906,134)		134,437,415
Collateralized Mortgage Obligations - 5.6%

Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.461% 5/17/60 (d)(f)	1,500,000	1,503,321
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.511% 11/19/47 (d)(f)	628,477	630,263
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9743% 5/20/36 (f)	68,051	68,376
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4655% 8/28/47 (d)(f)	647,637	641,334
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	343,227	345,880
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.4115% 11/20/56 (d)(f)	587,737	587,541
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3475% 12/20/54 (d)(f)	1,251,224	1,228,077
Class C2, 1.4075% 12/20/54 (d)(f)	762,000	626,364
Series 2006-2 Class C1, 1.1475% 12/20/54 (f)	3,254,000	2,668,280
Series 2006-3 Class C2, 1.2075% 12/20/54 (f)	142,000	116,440
Series 2006-4:
Class B1, 0.3875% 12/20/54 (f)	381,000	352,425
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class C1, 0.9675% 12/20/54 (f)	$ 233,000	$ 191,060
Class M1, 0.5475% 12/20/54 (f)	100,000	89,000
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (f)	235,000	193,170
Class 1M1, 0.5075% 12/20/54 (f)	153,000	136,170
Class 2C1, 1.1675% 12/20/54 (f)	107,000	87,954
Class 2M1, 0.7075% 12/20/54 (f)	196,000	174,440
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (f)	272,000	223,584
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (f)	533,357	527,037
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.7188% 1/20/44 (f)	212,238	210,550
Class 1C, 2.7688% 1/20/44 (f)	54,183	50,538
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (f)	2,933,430	2,891,922
Series 2004-3 Class 2A1, 0.6588% 9/20/44 (f)	967,878	954,327
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.408% 1/15/13 (d)(f)	2,120,000	2,119,952
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (f)	90,535	60,559
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (f)	136,843	115,184
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.4903% 7/15/42 (d)(f)	1,000,000	1,001,171
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.559% 7/10/35 (d)(f)	62,433	52,459
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (d)(f)	12,544	12,098
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (f)	4,151	3,889
TOTAL PRIVATE SPONSOR		17,863,365
U.S. Government Agency - 4.0%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7075% 9/25/23 (f)	241,591	242,583
floater planned amortization class Series 2005-90 Class FC, 0.4575% 10/25/35 (f)	851,323	852,699
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,757,402	1,885,942
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	$ 317,809	$ 331,674
Series 2012-94 Class E, 3% 6/25/22	975,309	1,025,522
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	344,012	384,217
Series 2003-76 Class BA, 4.5% 3/25/18	486,845	505,743
Series 2009-31 Class A, 4% 2/25/24	345,268	361,610
Series 2010-135 Class DE, 2.25% 4/25/24	1,244,954	1,266,540
Series 2011-16 Class FB, 0.3575% 3/25/31 (f)	2,380,882	2,377,392
Series 2010-123 Class DL, 3.5% 11/25/25	575,528	603,039
Series 2010-143 Class B, 3.5% 12/25/25	906,360	958,226
Series 2011-23 Class AB, 2.75% 6/25/20	737,141	762,166
target amortization Series 2008-29 Class BG 4.7% 12/25/35	618,726	654,839
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.458% 2/15/26 (f)	1,442,923	1,445,464
Freddie Mac:
floater:
Series 2711 Class FC, 1.108% 2/15/33 (f)	1,935,115	1,965,616
Series 3346 Class FA, 0.438% 2/15/19 (f)	2,919,239	2,923,514
floater planned amortization class Series 3117 Class JF, 0.508% 2/15/36 (f)	986,343	989,172
floater sequential payer Series 3387 Class DF, 0.388% 10/15/17 (f)	492,877	492,904
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	297,347	311,753
Series 2866 Class XE, 4% 12/15/18	583,472	602,078
Series 3081 Class CP 5.5% 10/15/34	3,557,444	3,705,473
Series 3792 Class DF, 0.608% 11/15/40 (f)	2,425,742	2,436,007
Series 3820 Class DA, 4% 11/15/35	894,555	985,496
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	524,059	540,868
Series 3560 Class LA, 2% 8/15/14	160,199	160,396
Series 3573 Class LC, 1.85% 8/15/14	473,397	475,861
Series 3659 Class EJ 3% 6/15/18	1,656,723	1,716,136
Series 3696 Class AE, 1.2% 7/15/15	730,882	733,966
Series 3949 Class MK, 4.5% 10/15/34	590,000	668,333
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0275% 4/20/40 (f)	984,191	1,000,420
Series 2012-113 Class FJ, 0.4607% 1/20/42 (f)	2,146,614	2,153,026
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-149 Class MF, 0.4898% 12/20/42 (e)(f)	$ 3,510,000	$ 3,514,388
floater sequential payer:
Series 2010-120 Class FB 0.5075% 9/20/35 (f)	1,494,708	1,497,587
Series 2011-150 Class D, 3% 4/20/37	878,524	901,967
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	609,042	626,372
Series 2010-99 Class PT, 3.5% 8/20/33	736,916	763,012
Series 2012-97 Class JF, 0.464% 8/16/42 (f)	1,764,604	1,766,727
TOTAL U.S. GOVERNMENT AGENCY		44,588,728
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,266,246)		62,452,093
Commercial Mortgage Securities - 5.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2492% 2/14/43 (f)(h)	496,913	14,081
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (d)(f)	94,465	92,812
Class G, 0.538% 10/15/19 (d)(f)	137,009	134,611
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.358% 8/15/17 (d)(f)	1,380,000	1,390,803
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (d)(f)	7,140	5,215
Series 2004-1:
Class A, 0.5675% 4/25/34 (d)(f)	342,220	306,397
Class B, 2.1075% 4/25/34 (d)(f)	41,460	24,566
Class M1, 0.7675% 4/25/34 (d)(f)	24,006	18,009
Class M2, 1.4075% 4/25/34 (d)(f)	23,155	16,396
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (d)(f)	123,947	89,592
Class M1, 0.6375% 8/25/35 (d)(f)	9,196	5,392
Class M2, 0.6875% 8/25/35 (d)(f)	15,168	8,169
Class M3, 0.7075% 8/25/35 (d)(f)	8,392	4,095
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (d)(f)	42,907	32,704
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M1, 0.6475% 11/25/35 (d)(f)	$ 7,828	$ 4,469
Class M2, 0.6975% 11/25/35 (d)(f)	9,938	5,452
Class M3, 0.7175% 11/25/35 (d)(f)	8,894	4,661
Class M4, 0.8075% 11/25/35 (d)(f)	11,082	5,340
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (d)(f)	780,129	568,999
Class B1, 1.6075% 1/25/36 (d)(f)	52,493	8,080
Class M1, 0.6575% 1/25/36 (d)(f)	245,365	137,175
Class M2, 0.6775% 1/25/36 (d)(f)	93,108	49,583
Class M3, 0.7075% 1/25/36 (d)(f)	100,066	50,953
Class M4, 0.8175% 1/25/36 (d)(f)	51,204	23,327
Class M5, 0.8575% 1/25/36 (d)(f)	51,204	13,365
Class M6, 0.9075% 1/25/36 (d)(f)	51,962	13,712
Series 2006-1:
Class A2, 0.5675% 4/25/36 (d)(f)	23,943	18,146
Class M1, 0.5875% 4/25/36 (d)(f)	8,563	5,429
Class M2, 0.6075% 4/25/36 (d)(f)	9,048	5,542
Class M3, 0.6275% 4/25/36 (d)(f)	7,785	4,604
Class M4, 0.7275% 4/25/36 (d)(f)	4,411	2,529
Class M5, 0.7675% 4/25/36 (d)(f)	4,282	2,368
Class M6, 0.8475% 4/25/36 (d)(f)	8,537	2,610
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (d)(f)	236,449	170,141
Class A2, 0.4875% 7/25/36 (d)(f)	21,347	15,409
Class B1, 1.0775% 7/25/36 (d)(f)	7,992	1,428
Class B3, 2.9075% 7/25/36 (d)(f)	522	14
Class M1, 0.5175% 7/25/36 (d)(f)	22,397	8,173
Class M2, 0.5375% 7/25/36 (d)(f)	15,802	5,130
Class M3, 0.5575% 7/25/36 (d)(f)	13,108	3,411
Class M4, 0.6275% 7/25/36 (d)(f)	8,851	2,183
Class M5, 0.6775% 7/25/36 (d)(f)	10,879	2,537
Class M6, 0.7475% 7/25/36 (d)(f)	16,231	3,401
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (d)(f)	17,833	2,687
Class M5, 0.6875% 10/25/36 (d)(f)	21,348	1,126
Class M6, 0.7675% 10/25/36 (d)(f)	25,500	409
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (d)(f)	76,080	60,105
Class A2, 0.4775% 12/25/36 (d)(f)	344,857	195,277
Class B1, 0.9075% 12/25/36 (d)(f)	2,531	54
Class M1, 0.4975% 12/25/36 (d)(f)	24,434	5,660
Class M2, 0.5175% 12/25/36 (d)(f)	16,660	3,693
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M3, 0.5475% 12/25/36 (d)(f)	$ 16,660	$ 3,687
Class M4, 0.6075% 12/25/36 (d)(f)	19,992	3,041
Class M5, 0.6475% 12/25/36 (d)(f)	18,326	1,801
Class M6, 0.7275% 12/25/36 (d)(f)	16,660	924
Series 2007-1 Class A2, 0.4775% 3/25/37 (d)(f)	370,472	206,253
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (d)(f)	63,015	41,751
Class A2, 0.5275% 7/25/37 (d)(f)	59,020	20,727
Class M1, 0.5775% 7/25/37 (d)(f)	21,035	5,764
Class M2, 0.6175% 7/25/37 (d)(f)	11,804	2,006
Class M3, 0.6975% 7/25/37 (d)(f)	11,955	1,200
Class M4, 0.8575% 7/25/37 (d)(f)	23,018	1,293
Class M5, 0.9575% 7/25/37 (d)(f)	20,354	909
Class M6, 1.2075% 7/25/37 (d)(f)	25,412	381
Series 2007-3:
Class A2, 0.4975% 7/25/37 (d)(f)	91,980	46,122
Class B1, 1.1575% 7/25/37 (d)(f)	79,156	6,015
Class B2, 1.8075% 7/25/37 (d)(f)	79,837	4,249
Class M1, 0.5175% 7/25/37 (d)(f)	69,490	23,528
Class M2, 0.5475% 7/25/37 (d)(f)	73,059	20,306
Class M3, 0.5775% 7/25/37 (d)(f)	118,259	25,586
Class M4, 0.7075% 7/25/37 (d)(f)	187,008	31,404
Class M5, 0.8075% 7/25/37 (d)(f)	93,224	13,275
Class M6, 1.0075% 7/25/37 (d)(f)	72,804	8,751
Series 2007-4A:
Class A2, 0.7575% 9/25/37 (d)(f)	826,986	165,372
Class M1, 1.1575% 9/25/37 (d)(f)	128,146	11,873
Class M2, 1.2575% 9/25/37 (d)(f)	128,146	9,831
Class M4, 1.8075% 9/25/37 (d)(f)	337,703	18,302
Class M5, 1.9575% 9/25/37 (d)(f)	337,703	12,264
Class M6, 2.1575% 9/25/37 (d)(f)	49,755	1,743
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(h)	2,610,060	94,447
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(h)	7,807,862	103,254
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (d)(f)	49,698	48,304
Class J, 1.058% 3/15/19 (d)(f)	51,667	47,699
Series 2007-BBA8:
Class A2, 0.358% 3/15/22 (d)(f)	161,960	157,886
Class D, 0.458% 3/15/22 (d)(f)	52,963	48,983
Class E, 0.508% 3/15/22 (d)(f)	275,033	248,863
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.558% 3/15/22 (d)(f)	$ 168,653	$ 149,232
Class G, 0.608% 3/15/22 (d)(f)	43,346	37,488
Class H, 0.758% 3/15/22 (d)(f)	52,963	44,746
Class J, 0.908% 3/15/22 (d)(f)	52,963	43,422
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,320,000	1,433,119
Series 2004-PWR6 Class X2, 0.6641% 11/11/41 (f)(h)	4,145,469	70
Series 2005-PWR9 Class X2, 0.3655% 9/11/42 (d)(f)(h)	24,675,481	80,146
Series 2005-T18 Class A4, 4.933% 2/13/42	1,890,000	2,047,755
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (d)(f)	84,988	73,901
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3289% 5/15/35 (d)(f)(h)	8,636,547	151,105
Citigroup Commercial Mortgage Trust floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(f)	20,679	19,734
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.484% 10/15/48 (f)(h)	40,600,015	181,238
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (d)(f)	16,086	14,549
Series 2005-FL11:
Class F, 0.658% 11/15/17 (d)(f)	18,996	17,279
Class G, 0.708% 11/15/17 (d)(f)	13,167	11,714
Series 2006-CN2A Class A2FL, 0.43% 2/5/19 (d)(f)	226,530	221,741
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,004,771	1,008,404
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(f)	630,000	628,478
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	3,510,000	3,680,351
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6642% 12/15/39 (f)(h)	33,856,114	216,916
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (f)(h)	1,443,204	1,293
Series 2003-C4 Class A4, 5.137% 8/15/36	1,024,257	1,039,131
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.378% 2/15/22 (d)(f)	236,650	220,097
0.478% 2/15/22 (d)(f)	84,521	78,736
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class F, 0.528% 2/15/22 (d)(f)	$ 169,020	$ 157,367
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	290,353	297,107
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,499,376	1,545,251
Series K707 Class A1, 1.615% 9/25/18	1,749,395	1,801,975
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.3002% 3/10/44 (f)	1,770,000	1,990,827
Series 2001-1 Class X1, 1.6143% 5/15/33 (d)(f)(h)	616,417	7,734
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	88,740	89,119
Class A2, 5.4574% 5/10/40 (f)	590,000	600,987
Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,276,312
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (d)(f)	1,170,000	1,117,111
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (d)(f)(h)	60,357,077	328,705
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6585% 6/6/20 (d)(f)	105,970	105,828
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	1,658,703	1,660,859
Class A2, 1.2601% 3/6/20 (d)(f)	460,000	460,874
Class C, 2.0056% 3/6/20 (d)(f)	1,710,000	1,714,788
Class D, 2.2018% 3/6/20 (d)(f)	215,000	215,602
Class E, 2.4764% 3/6/20 (d)(f)	360,000	361,584
Class F, 2.6334% 3/6/20 (d)(f)	180,000	180,792
Class G, 2.7903% 3/6/20 (d)(f)	90,000	90,450
Class H, 3.3004% 3/6/20 (d)(f)	150,000	150,945
Class J, 4.0852% 3/6/20 (d)(f)	215,000	216,742
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	1,340,000	1,426,066
Series 2005-GG4 Class A3, 4.607% 7/10/39	156,916	157,720
Series 2006-GG6 Class A2, 5.506% 4/10/38	281,874	290,963
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	802,837	816,173
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	873,729	885,850
Series 2012-GC6 Class A1, 1.282% 1/10/45	411,920	415,844
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	$ 484,216	$ 484,216
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	131,909	132,211
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	449,103	463,248
Series 2012-C6 Class A1, 1.0305% 5/15/45	1,127,354	1,135,015
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.438% 11/15/18 (d)(f)	17,356	16,364
Class E, 0.488% 11/15/18 (d)(f)	24,594	22,697
Class F, 0.538% 11/15/18 (d)(f)	36,887	32,566
Class G, 0.568% 11/15/18 (d)(f)	32,059	27,021
Class H, 0.708% 11/15/18 (d)(f)	24,600	19,750
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	588,563	594,157
Series 2007-LD11 Class A2, 5.7981% 6/15/49 (f)	861,441	889,301
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	303,096	304,716
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	386,127	389,814
Series 2006-C1 Class A2, 5.084% 2/15/31	92,762	92,825
Series 2007-C6 Class A2, 5.845% 7/15/40	339,527	348,322
Series 2004-C8, 4.799% 12/15/29	1,195,995	1,265,345
Series 2006-C1 Class XCP, 0.3468% 2/15/41 (f)(h)	35,503,479	14,059
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (f)(h)	16,194,199	93,862
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (f)(h)	6,713,062	32,176
Series 2007-C2 Class XCP, 0.4823% 2/15/40 (f)(h)	33,180,364	214,611
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.548% 9/15/21 (d)(f)	145,070	130,708
Class G, 0.568% 9/15/21 (d)(f)	286,588	251,052
Class H, 0.608% 9/15/21 (d)(f)	73,934	62,179
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	61,012	61,150
Series 2005-MCP1 Class XP, 0.6388% 6/12/43 (f)(h)	7,533,185	23,835
Series 2005-MKB2 Class XP, 0.2488% 9/12/42 (f)(h)	3,253,415	2,030
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	427,625	427,651
Series 2006-4 Class XP, 0.6166% 12/12/49 (f)(h)	12,976,108	158,815
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	$ 1,266,834	$ 1,274,396
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (d)(f)	45,397	29,962
Series 2007-XLFA:
Class A2, 0.308% 10/15/20 (d)(f)	897,597	893,724
Class D, 0.398% 10/15/20 (d)(f)	84,694	76,860
Class E, 0.458% 10/15/20 (d)(f)	105,926	93,215
Class F, 0.508% 10/15/20 (d)(f)	63,569	52,762
Class G, 0.548% 10/15/20 (d)(f)	78,581	61,097
Class H, 0.638% 10/15/20 (d)(f)	49,464	24,732
Class J, 0.788% 10/15/20 (d)(f)	28,557	9,995
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	282,158	283,913
Series 2007-IQ14 Class A2, 5.61% 4/15/49	908,384	939,924
Series 2012-C4 Class A1, 1.085% 3/15/45	1,126,274	1,135,927
Series 2005-HQ5 Class X2, 0.2192% 1/14/42 (f)(h)	8,075,456	4,433
Series 2005-TOP17 Class X2, 0.6215% 12/13/41 (f)(h)	6,074,606	3,226
Series 2011-C3 Class A1, 2.178% 7/15/49	2,058,895	2,116,606
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	471,132	478,709
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	740,059	745,668
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3275% 9/15/21 (d)(f)	1,183,678	1,157,798
Class E, 0.4875% 9/15/21 (d)(f)	176,861	159,178
Class F, 0.5475% 9/15/21 (d)(f)	238,334	209,738
Class G, 0.5675% 9/15/21 (d)(f)	225,785	194,179
Class J, 0.8075% 9/15/21 (d)(f)	50,198	36,746
Series 2007-WHL8 Class F, 0.688% 6/15/20 (d)(f)	376,985	282,739
Series 2003-C9 Class A4, 5.012% 12/15/35	1,428,229	1,473,957
Series 2006-C23:
Class A5, 5.416% 1/15/45 (f)	2,290,000	2,594,843
Class X, 0.0867% 1/15/45 (d)(f)(h)	184,080,069	42,707
Series 2007-C30 Class XP, 0.4742% 12/15/43 (d)(f)(h)	33,690,178	204,958
Series 2007-C31A Class A2, 5.421% 4/15/47	620,046	638,452
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,411,006)		57,662,178
Municipal Securities - 0.3%
	Principal Amount	Value
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (f)(g)	$ 2,000,000	$ 1,999,960
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	1,780,000	1,783,435
TOTAL MUNICIPAL SECURITIES (Cost $3,780,000)		3,783,395
Foreign Government and Government Agency Obligations - 0.5%

Ontario Province 0.95% 5/26/15	3,800,000	3,848,161
United Mexican States 6.625% 3/3/15	1,300,000	1,459,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,229,962)		5,308,061
Commercial Paper - 0.7%

British Telecommunications PLC 1.5% 5/14/13	2,000,000	1,992,988
Vodafone Group PLC yankee:
1% 12/28/12	2,000,000	1,999,536
1% 2/1/13	2,000,000	1,998,691
1.25% 3/12/13	1,500,000	1,498,155
TOTAL COMMERCIAL PAPER (Cost $7,476,129)		7,489,370
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $15,114,131)	15,114,131	15,114,131
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,101,502,960)		1,109,934,188
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,616,658)
NET ASSETS - 100%		$ 1,107,317,530
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	3.05%	$ 79,383	$ (20,878)	$ -	$ (20,878)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,953,758 or 12.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $825,900 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 817,498
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,242
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 431,946,568	$ -	$ 431,120,668	$ 825,900
U.S. Government and Government Agency Obligations	346,142,097	-	346,142,097	-
U.S. Government Agency - Mortgage Securities	45,598,880	-	45,598,880	-
Asset-Backed Securities	134,437,415	-	130,816,654	3,620,761
Collateralized Mortgage Obligations	62,452,093	-	62,452,093	-
Commercial Mortgage Securities	57,662,178	-	57,632,216	29,962
Municipal Securities	3,783,395	-	3,783,395	-
Foreign Government and Government Agency Obligations	5,308,061	-	5,308,061	-
Commercial Paper	7,489,370	-	7,489,370	-
Money Market Funds	15,114,131	15,114,131	-	-
Total Investments in Securities:	$ 1,109,934,188	$ 15,114,131	$ 1,090,343,434	$ 4,476,623
Derivative Instruments:
Liabilities
Swap Agreements	$ (20,878)	$ -	$ (20,878)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,100,857,948. Net unrealized appreciation aggregated $9,076,240, of which $17,739,332 related to appreciated investment securities and $8,663,092 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013